       As filed with the Securities and Exchange Commission on November 28, 2001
                                                 Securities Act File No. 33-4806
                                        Investment Company Act File No. 811-4636

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                           PRE-EFFECTIVE AMENDMENT NO.                     | |

                         POST-EFFECTIVE AMENDMENT NO. 55                   |X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                                Amendment No. 56                           |X|


                                 The Galaxy Fund
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108
                    (Address of Principal Executive Offices)
                         Registrant's Telephone Number:
                                 (877) 289-4252

                                W. Bruce McConnel
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                        William Greilich, Vice President
                                    PFPC Inc.
                               4400 Computer Drive
                      Westborough, Massachusetts 01581-5108

It is proposed that this filing will become effective (check appropriate box):

         [X] Immediately upon filing pursuant to paragraph (b)
         [ ] On [date] pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On [date] pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  Title of Securities Being Registered: Shares of Beneficial Interest.

PROSPECTUS

November 28, 2001

Galaxy
Money Market
Portfolios

The Galaxy Fund

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                              U.S. CLEARING,
                   A DIVISION OF FLEET SECURITIES, INC.
                       MEMBER NEW YORK STOCK EXCHANGE
                               MEMBER SIPC

[LOGO] GALAXY FUNDS

QRPROUSMM 11-01

      CONTENTS

 1    RISK/RETURN SUMMARY
 1    Introduction
 2    Galaxy Prime Reserves
 5    Galaxy Tax-Exempt Reserves
 9    Galaxy Government Reserves
12    Additional information about risk
13    Investor guidelines

14    FUND MANAGEMENT

15    HOW TO INVEST IN THE FUNDS

15    Buying and selling shares
15        HOW TO BUY SHARES
16        HOW TO SELL SHARES
16        OTHER TRANSACTION POLICIES
17    Distribution and shareholder
      service fees

18    DIVIDENDS, DISTRIBUTIONS AND TAXES

19    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY
INTRODUCTION

This prospectus describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing, a division of Fleet Securities, Inc. ("U.S. Clearing").

On the following pages, you'll find important information about each Fund including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective
-    the main risks associated with an investment in the Fund
-    the fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which Fund is right for you. On page 13, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for all of these Funds.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

[SIDENOTE]
MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the Fund's performance has varied from year to year.


[CHART]

1999         4.33%
2000         5.60%

BEST QUARTER
1.45% for the
quarter ending
September 30, 2000

WORST QUARTER
1.00% for the
quarter ending
June 30, 1999

The Fund's total return for the nine months ended September 30, 2001 was 2.83%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.


                                               SINCE
                                1 YEAR       INCEPTION
-----------------------------------------------------------------------
Galaxy Prime Reserves            5.60%         4.90%  (9/22/98)


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)

                                          DISTRIBUTION                 TOTAL FUND
                           MANAGEMENT      AND SERVICE         OTHER    OPERATING
                                 FEES     (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Prime Reserves           0.36%          0.56%(2)       0.09%        1.01%
--------------------------------------------------------------------------------

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------
Galaxy Prime Reserves             $103        $322         $558     $1,236

GALAXY TAX-EXEMPT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.


[SIDENOTE]

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the Fund's performance has varied from year to year.



[CHART]

1999         2.23%
2000         3.12%

BEST QUARTER
0.82% for the
quarter ending
December 31, 2000

WORST QUARTER
0.47% for the
quarter ending
March 31, 1999


The Fund's total return for the nine months ended September 30, 2001 was 1.57%.


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.



                                               SINCE
                                1 YEAR       INCEPTION
--------------------------------------------------------------
Galaxy Tax-Exempt Reserves       3.12%         2.63% (9/22/98)


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)

                                         DISTRIBUTION                 TOTAL FUND
                           MANAGEMENT     AND SERVICE         OTHER    OPERATING
                                 FEES    (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves      0.40%          0.51%(2)       0.14%        1.05%

(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves        $107        $334         $579     $1,283

[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of net assets under normal circumstances) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the Fund's performance has varied from year to year.

[CHART]

   1999         4.19%
   2000         5.47%

BEST QUARTER
1.42% for the
quarter ending
September 30, 2000

WORST QUARTER
0.96% for the
quarter ending
June 30, 1999

The Fund's total return for the nine months ended September 30, 2001 was 2.81%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.


                                             SINCE
                                1 YEAR     INCEPTION
--------------------------------------------------------------
Galaxy Government Reserves       5.47%       4.77%  (9/22/98)


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by U.S. Clearing for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)

                                         DISTRIBUTION                 TOTAL FUND
                           MANAGEMENT     AND SERVICE         OTHER    OPERATING
                                 FEES    (12b-1) FEES      EXPENSES     EXPENSES
--------------------------------------------------------------------------------
Galaxy Government Reserves      0.40%          0.51%(2)       0.13%        1.04%


(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS      5 YEARS   10 YEARS
--------------------------------------------------------------------------
Galaxy Government Reserves        $106        $331         $574     $1,271

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAs, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Account Executive for help in deciding which Fund is right for you.

GALAXY FUND                FOR INVESTORS WHO WANT...
Galaxy Prime Reserves      - a flexible and convenient way
                             to manage cash while earning
                             money market returns


Galaxy Tax-Exempt          - a way to earn money market
Reserves                     returns that are free from
                             federal income tax

Galaxy Government          - a way to earn money market
Reserves                     returns with the extra margin
                             of safety associated with
                             U.S. Government obligations

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2001, the Adviser managed over $96 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                           MANAGEMENT FEE
FUND                         AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------
Galaxy Prime Reserves                               0.36%

Galaxy Tax-Exempt Reserves                          0.40%

Galaxy Government Reserves                          0.40%

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

You can buy and sell shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and U.S. Clearing are open for business.

If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.

NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES

Shares of the Funds are offered to customers who maintain qualified accounts with brokerage firms that are clients of U.S. Clearing.

OPENING A FUND ACCOUNT

Contact your Account Executive to open a Fund account. Account balances will appear on your monthly statement.

ADDITIONAL INVESTMENTS

You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK

Mail or deliver your check payable to U.S. Clearing to your Account Executive who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP
U.S. Clearing has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by U.S. Clearing on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

U.S. Clearing is responsible for sending your order to Galaxy's


[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets, minus the value of the Fund's liabilities, divided by the number of shares of the Fund held by investors.

MINIMUM INVESTMENT AMOUNTS

There is no minimum initial investment to open a Fund account. The minimum for additional investments in an existing Fund account is $100.

distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you.

HOW TO SELL SHARES

You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR ACCOUNT EXECUTIVE

Instruct your Account Executive to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP

U.S. Clearing's automatic "sweep" moves money automatically from your Fund for use by your brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING

This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Account Executive. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Account Executive for more information.

OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Account Executive for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to U.S. Clearing within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at your brokerage firm.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal years ended July 31, 2001 and July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.

GALAXY PRIME RESERVES
(For a share outstanding throughout each period)

                                                 YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                JULY 31, 2001     JULY 31, 2000    JULY 31, 1999(1)
                                                -------------     -------------    ----------------
Net asset value, beginning of period                 $1.00            $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                            0.05             0.05              0.04
LESS DIVIDENDS:
     Dividends from net investment income            (0.05)           (0.05)            (0.04)
Net increase (decrease) in net asset value              --               --                --
Net asset value, end of period                       $1.00            $1.00             $1.00
Total return                                          4.83%            5.09%             3.59%(2)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)          $5,123,427       $4,330,068        $4,250,399
RATIOS TO AVERAGE NET ASSETS:
     Net investment income                            4.65%            4.98%             4.10%(3)
     Operating expenses                               0.98%            0.92%             0.96%(3)


(1) The Fund commenced operations on September 22, 1998.
(2) Not annualized.
(3) Annualized.

GALAXY TAX-EXEMPT RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 YEAR ENDED        YEAR ENDED        PERIOD ENDED
                                                JULY 31, 2001     JULY 31, 2000    JULY 31, 1999(1)
                                                -------------     -------------    ----------------
Net asset value, beginning of period               $1.00              $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                          0.03               0.03              0.02
LESS DIVIDENDS:
     Dividends from net investment income          (0.03)             (0.03)            (0.02)
Net increase (decrease) in net asset value            --                 --                --
Net asset value, end of period                     $1.00              $1.00             $1.00
Total Return                                        2.72%              2.77%             1.82%(2)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000's)          $223,983           $169,133          $177,840
RATIOS TO AVERAGE NET ASSETS:
     Net investment income                          2.67%              2.72%             2.09%(3)
     Operating expenses                             1.01%              0.96%             0.99%(3)

(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

GALAXY GOVERNMENT RESERVES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                                              JULY 31, 2001     JULY 31, 2000    JULY 31, 1999(1)
                                                              -------------     -------------    ----------------
Net asset value, beginning of period                              $1.00            $1.00             $1.00
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                         0.05             0.05              0.03
LESS DIVIDENDS:
     Dividends from net investment income                         (0.05)           (0.05)            (0.03)
Net increase (decrease) in net asset value                           --               --                --
Net asset value, end of period                                    $1.00            $1.00             $1.00
Total return                                                       4.78%            4.94%             3.49%(2)
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                          $261,991         $165,278          $156,853
RATIOS TO AVERAGE NET ASSETS:
    Net investment income                                          4.58%            4.84%             4.00%(3)
    Operating expenses                                             1.01%            0.95%             0.99%(3)


(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Account Executive, by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC Washington, DC 20549-0102
1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.



Galaxy's Investment Company Act
File No. is 811-4636.

PROSPECTUS


November 28, 2001


Galaxy Money Market Portfolios

The Galaxy Fund

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.




[LOGO]Quick & Reilly

A FleetBoston Financial Company

[LOGO]Galaxy Funds

QRPROMM 1040 11-01

CONTENTS

 1    RISK/RETURN SUMMARY

 1    Introduction

 2    Galaxy Prime Reserves

 5    Galaxy Tax-Exempt Reserves

 9    Galaxy Government Reserves

12    Additional information about risk

13    Investor guidelines

14    FUND MANAGEMENT

15    HOW TO INVEST IN THE FUNDS

15    Buying and selling shares

15        HOW TO BUY SHARES

16        HOW TO SELL SHARES

16        OTHER TRANSACTION POLICIES

17    Distribution and shareholder service fees

18    DIVIDENDS, DISTRIBUTIONS AND TAXES

19    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

THIS PROSPECTUS describes the Galaxy Prime Reserves, Galaxy Tax-Exempt Reserves and Galaxy Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds generally don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

Shares of the Funds are offered to customers of Quick & Reilly, Inc. ("Quick and Reilly"), an affiliate of the Funds' investment adviser, who maintain a Quick Asset(R) account with Quick & Reilly.

On the following pages, you'll find important information about each Fund including:

- The Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-  The main risks associated with an investment in the Fund

-  The fees and expenses that you will pay as an investor in the Fund.

WHICH FUND IS RIGHT FOR YOU?

Not all mutual funds are right for all investors. Your investment goals and tolerance for risk will determine which fund is right for you. On page 13, you'll find a table which sets forth general guidelines to help you decide which of the Funds is best suited to you.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds.


--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


[SIDENOTE]
MATURITY

The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a Fund.

GALAXY PRIME RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements issued by financial institutions such as banks and broker-dealers.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the Fund's performance has varied from year to year.



[CHART]

1999     4.33%
2000     5.60%


The Fund's total return for the nine months ended September 30, 2001 was 2.83%.


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.




                                                 SINCE
                                    1 YEAR     INCEPTION
---------------------------------------------------------------
Galaxy Prime Reserves               5.60%      4.90% (9/22/98)


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.45% for the quarter ending September 30, 2000

WORST QUARTER
1.00% for the quarter ending June 30, 1999

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)



                                          DISTRIBUTION              TOTAL FUND
                           MANAGEMENT     AND SERVICE       OTHER    OPERATING
                                 FEES    (12b-1) FEES    EXPENSES     EXPENSES
------------------------------------------------------------------------------
Galaxy Prime Reserves        0.36%         0.56%2         0.09%      1.01%


(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.56% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                            1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------
Galaxy Prime Reserves        $103       $322       $558      $1,236

GALAXY TAX-EXEMPT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). Under normal conditions, the Fund will invest no more than 20% of its net assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements. The 80% requirement stated above can only be changed with the approval of the Fund's shareholders.


Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

[SIDENOTE]

MUNICIPAL SECURITIES

State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.


- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[SIDENOTE]
TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the Fund's performance has varied from year to year.


[CHART]

1999      2.23%
2000      3.12%


The Fund's total return for the nine months ended September 30, 2001 was 1.57%.


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.




                                                 SINCE
                                 1 YEAR      INCEPTION
----------------------------------------------------------
Galaxy Tax-Exempt Reserves        3.12%    2.63% (9/22/98)


To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
0.82% for the quarter ending December 31, 2000

WORST QUARTER
0.47% for the quarter ending March 31, 1999

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)



                                                DISTRIBUTION                    TOTAL FUND
                                MANAGEMENT       AND SERVICE         OTHER       OPERATING
                                      FEES      (12b-1) FEES      EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Galaxy Tax-Exempt Reserves        0.40%            0.51%2           0.14%          1.05%


(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------
Galaxy Tax-Exempt Reserves     $107       $334       $537       $1,283


[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

GALAXY GOVERNMENT RESERVES

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES


The Fund invests primarily (at least 80% of net assets under normal circumstances) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. The Fund also invests in repurchase agreements backed by these obligations.

Shareholders will be given at least 60 days' notice before any change is made to the 80% requirement stated above.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

U.S. GOVERNMENT OBLIGATIONS

U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS


The bar chart shows how the Fund's performance has varied from year to year.


[CHART]

1999     4.19%
2000     5.47%


The Fund's total return for the nine months ended September 30, 2001 was 2.81%.


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the one-year period ended December 31, 2000 and since inception.



                                              SINCE
                               1 YEAR     INCEPTION
---------------------------------------------------------
Galaxy Government Reserves       5.47%    4.77% (9/22/98)

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

BEST QUARTER
1.42% for the quarter ending September 30, 2000

WORST QUARTER
0.96% for the quarter ending June 30, 1999

FEES AND EXPENSES OF THE FUND

There are no sales charges when you buy or sell shares of the Fund. The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund. Fees charged by Quick & Reilly for services related to an investment in the Fund are in addition to and are not reflected in the fees and expenses in the following table. These fees will be deducted each month from your Fund account and will reduce your yield.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)(1)



                                             DISTRIBUTION               TOTAL FUND
                               MANAGEMENT     AND SERVICE       OTHER    OPERATING
                                    FEES     (12b-1) FEES    EXPENSES     EXPENSES
----------------------------------------------------------------------------------
Galaxy Government Reserves        0.40%        0.51%(2)        0.13%      1.04%


(1) Represents the fees and expenses incurred by the Fund during the last fiscal year as restated to reflect current fees and expenses.

(2) The Fund may pay Distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets but will limit such fees to no more than 0.51% of average daily net assets during the current fiscal year.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                              1 YEAR       3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Galaxy Government Reserves      $106         $331           $574         $1,271

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that aren't part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Galaxy Tax-Exempt Reserves, short-term taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of the Fund's net assets. This strategy could prevent a Fund from achieving its investment objective.

In addition, the Government Reserves may deviate temporarily from the 80% requirement described above as to investments in U.S. Government obligations, in limited, appropriate circumstances, such as unusually large cash inflows or redemptions or the temporary unavailability of a sufficient supply of such obligations.

OTHER TYPES OF INVESTMENTS


This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your Quick & Reilly Personal Broker for help in deciding which Fund is right for you.


GALAXY FUND                FOR INVESTORS WHO WANT...
--------------------------------------------------------------------------------
Galaxy Prime Reserves      -  a flexible and convenient way to manage cash while
                              earning money market returns

Galaxy Tax-Exempt          -  a way to earn money market returns that are free
Reserves                      from federal income tax

Galaxy Government          -  a way to earn money market returns with the extra
Reserves                      margin of safety associated with U.S. Government
                              obligations

FUND MANAGEMENT

ADVISER


The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of September 30, 2001, the Adviser managed over $96 billion in assets.


The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                           MANAGEMENT FEE
FUND                         AS A % OF AVERAGE NET ASSETS
---------------------------------------------------------
Galaxy Prime Reserves                               0.36%

Galaxy Tax-Exempt Reserves                          0.40%

Galaxy Government Reserves                          0.40%

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES


You can buy and sell shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, Galaxy's distributor, Galaxy's custodian and Quick & Reilly are open for business.


If your order to buy shares is received and accepted by Galaxy's distributor before 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV next determined (and you'll begin receiving dividends on the day of purchase) if Galaxy's custodian receives the purchase price in immediately available funds by 4:00 p.m. (Eastern time) on the day of your order. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. Shares do not earn dividends on the day a redemption order is effected.


NAV is determined on each business day as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) that day.


The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES


Shares of the Funds are offered to customers of Quick & Reilly who maintain a Quick Asset(R) account with Quick & Reilly.


OPENING A FUND ACCOUNT

Contact your Quick & Reilly Personal Broker to open a Fund account. Account balances will appear on your Quick & Reilly monthly statement.

ADDITIONAL INVESTMENTS

You can make additional investments to an existing Fund account using either of the methods described below:

BY CHECK THROUGH QUICK & REILLY

Mail or deliver your check payable to U.S. Clearing, a division of Fleet Securities, Inc., to your Quick & Reilly Personal Broker who will deposit it into the Fund(s). Please identify the appropriate Fund(s) and indicate your brokerage account number on your check or draft.

BY SWEEP

Quick & Reilly has available an automatic "sweep" for customers in the Funds. If you request the sweep arrangement, all cash balances are moved into one of the Funds on a daily basis by Quick & Reilly on your behalf. Sales proceeds in total from trades will be swept into the designated Fund on settlement date.

[SIDENOTE]

NET ASSET VALUE

The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets, minus the value of the Fund's liabilities, divided by the number of shares of the Fund held by investors.

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is $500. There are no minimum investment requirements for additional investments.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for wiring payment to Galaxy's custodian. U.S. Clearing will usually hold your shares of record in its name and receive all confirmations of purchases and sales. Your ownership of the shares will be recorded by U.S. Clearing and reflected in the account statements provided to you by Quick & Reilly.

HOW TO SELL SHARES

You can sell your Fund shares by using any of the methods described below:

BY CONTACTING YOUR QUICK & REILLY PERSONAL BROKER

Instruct your Quick & Reilly Personal Broker to order a withdrawal from your Fund and issue a check payable to you.

BY SWEEP

Quick & Reilly's automatic "sweep" moves money automatically from your Fund for use by your Quick & Reilly brokerage account to cover security purchases or other charges to your account.

BY CHECKWRITING

This service enables you to write checks made payable to anyone. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your Fund. To initiate this service, you must fill out a signature card which can be obtained from your Quick & Reilly Personal Broker. There is no separate charge for the checkwriting service and your checks are provided free of charge. You will continue to receive the daily dividends declared on Fund shares to be sold until the day that the check is presented for payment.

U.S. Clearing is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to U.S. Clearing, but U.S. Clearing may charge your account for services in connection with the sale of Fund shares. Contact your Quick & Reilly Personal Broker for more information.

OTHER TRANSACTION POLICIES

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Payment for shares of a Fund in the amount of $1,000,000 or more may be made, at the discretion of the Fund, in the form of securities that are permissible investments for the Fund. See the SAI or contact your Quick & Reilly Personal Broker for more information.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to your Quick & Reilly Personal Broker within three business days but Galaxy reserves the right to send sales proceeds within seven business days if sending proceeds earlier could adversely affect a Fund.

Galaxy reserves the right to vary or waive any minimum investment requirement.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

Galaxy has adopted a plan under Rule 12b-1 that allows each Fund to pay fees for selling and distributing shares and for services provided to shareholders. Each Fund can pay distribution and shareholder service (12b-1) fees at an annual rate of up to 1.00% of each Fund's average daily net assets. The Galaxy Prime Reserves does not intend to pay more than 0.56%, and the Galaxy Tax-Exempt Reserves and Galaxy Government Reserves do not intend to pay more than 0.51%, of average daily net assets in distribution and shareholder service (12b-1) fees during the current fiscal year. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than paying other sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares and pays dividends from net investment income daily. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed no less frequently than annually. Dividends and distributions will be reinvested in additional shares of a Fund. The crediting and payment of dividends to your account will be in accordance with the procedures governing your account at Quick & Reilly.

GALAXY PRIME RESERVES AND GALAXY GOVERNMENT RESERVES

Distributions by these Funds will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions. The one major exception to these tax principles is that distributions on shares held by an IRA (or other tax-qualified plan) will not be currently taxable.

GALAXY TAX-EXEMPT RESERVES

Distributions by this Fund will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains, but the Fund does not expect that this will be the case.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of this Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

ALL FUNDS

Taxable dividends paid in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

OTHER STATE AND LOCAL TAX MATTERS

Generally, shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, or localities within a state.

FINANCIAL HIGHLIGHTS


The financial highlights tables shown below will help you understand the financial performance for the Funds for the fiscal years ended July 31, 2001 and July 31, 2000 and the period from September 22, 1998 (when each Fund began operations) through July 31, 1999. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request.


GALAXY PRIME RESERVES
(For a share outstanding throughout each period)



                                                  YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                 JULY 31, 2001      JULY 31, 2000    JULY 31, 1999(1)
                                                ---------------    ---------------  ----------------
Net asset value, beginning of period                   $1.00              $1.00             $1.00
                                                 ------------       ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                             0.05               0.05              0.04
                                                 ------------       ------------      ------------
LESS DIVIDENDS:
      Dividends from net investment income             (0.05)             (0.05)            (0.04)
                                                 ------------       ------------      ------------
Net increase (decrease) in net asset value                --                 --                --
                                                 ------------       ------------      ------------
Net asset value, end of period                         $1.00              $1.00             $1.00
                                                 ============       ============      ============
Total return                                            4.83%              5.09%             3.59%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)           $5,123,427         $4,330,068        $4,250,399
                                                 ------------       ------------      ------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                             4.65%              4.98%             4.10%(3)
                                                 ------------       ------------      ------------
      Operating expenses                                0.98%              0.92%             0.96%(3)
                                                 ------------       ------------      ------------


(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

GALAXY TAX-EXEMPT RESERVES
(For a share outstanding throughout each period)



                                                  YEAR ENDED         YEAR ENDED       PERIOD ENDED
                                                 JULY 31, 2001      JULY 31, 2000    JULY 31, 1999(1)
                                                ---------------    ---------------  ----------------
Net asset value, beginning of period                   $1.00              $1.00             $1.00
                                                 ------------       ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                             0.03               0.03              0.02
                                                 ------------       ------------      ------------
LESS DIVIDENDS:
      Dividends from net investment income             (0.03)             (0.03)            (0.02)
                                                 ------------       ------------      ------------
Net increase (decrease) in net asset value                --                 --                --
                                                 ------------       ------------      ------------
Net asset value, end of period                         $1.00              $1.00             $1.00
                                                 ============       ============      ============
Total return                                            2.72%              2.77%             1.82%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)             $223,983           $169,133          $177,840
                                                 ------------       ------------      ------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                             2.67%              2.72%             2.09%(3)
                                                 ------------       ------------      ------------
      Operating expenses                                1.01%              0.96%             0.99%(3)
                                                 ------------       ------------      ------------


(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

GALAXY GOVERNMENT RESERVES
(For a share outstanding throughout each period)



                                                   YEAR ENDED        YEAR ENDED      PERIOD ENDED
                                                 JULY 31, 2001     JULY 31, 2000   JULY 31, 1999(1)
                                                 ------------       ------------      ------------
Net asset value, beginning of period                   $1.00              $1.00             $1.00
                                                 ------------       ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                             0.05               0.05              0.03
                                                 ------------       ------------      ------------
LESS DIVIDENDS:
      Dividends from net investment income             (0.05)             (0.05)            (0.03)
                                                 ------------       ------------      ------------
Net increase (decrease) in net asset value                --                 --                --
                                                 ------------       ------------      ------------
Net asset value, end of period                         $1.00              $1.00            $1.00
                                                 ============       ============      ============
Total return                                            4.78%              4.94%             3.49%(2)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000's)             $261,991           $165,278          $156,853
                                                 ------------       ------------      ------------
RATIOS TO AVERAGE NET ASSETS:
      Net investment income                             4.58%              4.84%             4.00%(3)
                                                 ------------       ------------      ------------
      Operating expenses                                1.01%              0.95%             0.99%(3)
                                                 ------------       ------------      ------------


(1)  The Fund commenced operations on September 22, 1998.
(2)  Not annualized.
(3)  Annualized.

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.


You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting your Quick & Reilly Personal Broker, by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-6009
1-800-SEC-0330.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act
File No. is 811-4636.

THE GALAXY FUND
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 28, 2001


GALAXY PRIME RESERVES
GALAXY TAX-EXEMPT RESERVES
GALAXY GOVERNMENT RESERVES




         This Statement of Additional Information is not a prospectus. The prospectuses for the Funds dated November 28, 2001, as they may be supplemented or revised from time to time (the "Prospectuses"), as well as the Funds' Annual Report to Shareholders dated July 31, 2001 (the "Annual Report"), may be obtained, without charge, by writing:


The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520


or by calling 1-877-289-4252


         The financial statements included in the Annual Report and the report thereon of Ernst & Young LLP, The Galaxy Fund's independent auditors, are incorporated by reference into this Statement of Additional Information.

                                      TABLE OF CONTENTS

                                                                                  Page
GENERAL INFORMATION................................................................ 1

DESCRIPTION OF GALAXY AND ITS SHARES............................................... 1

INVESTMENT STRATEGIES, POLICIES AND RISKS.......................................... 3

         Prime Reserves............................................................ 3

         Tax-Exempt Reserves....................................................... 4

         Government Reserves....................................................... 4

         Other Investment Policies and Risk Considerations......................... 4

         Quality Requirements...................................................... 5

         U.S. Government Obligations............................................... 5

         Money Market Instruments.................................................. 6

         Municipal Securities...................................................... 7

         Stand-By Commitments...................................................... 9

         Tender Option Bonds....................................................... 10

         Variable and Floating Rate Instruments.................................... 10

         Repurchase and Reverse Repurchase Agreements.............................. 11

         When-Issued and Delayed Settlement Transactions........................... 12

         Securities Lending - Prime Reserves and Government Reserves............... 13

         Guaranteed Investment Contracts - Prime Reserves.......................... 13

         Asset-Backed Securities - Prime Reserves.................................. 13

         Investment Company Securities............................................. 14

         Portfolio Securities Generally............................................ 15

INVESTMENT LIMITATIONS............................................................. 15

NET ASSET VALUE.................................................................... 18

DIVIDENDS.......................................................................... 19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................... 19

         Special Procedures for In-Kind Payments................................... 19

TAXES.............................................................................. 20

         In General................................................................ 20

         Tax-Exempt Reserves....................................................... 20

         State and Local........................................................... 21

                                      TABLE OF CONTENTS
                                         (CONTINUED)

                                                                                  Page
         Miscellaneous............................................................. 22

TRUSTEES AND OFFICERS.............................................................. 22

         Shareholder and Trustee Liability......................................... 25

INVESTMENT ADVISER................................................................. 26

ADMINISTRATOR...................................................................... 27

CUSTODIAN AND TRANSFER AGENT....................................................... 29

EXPENSES .......................................................................... 30

PORTFOLIO TRANSACTIONS............................................................. 30

DISTRIBUTION AND SERVICES PLAN..................................................... 31

DISTRIBUTOR........................................................................ 33

AUDITORS .......................................................................... 33

COUNSEL  .......................................................................... 33

CODES OF ETHICS.................................................................... 34

PERFORMANCE AND YIELD INFORMATION.................................................. 34

         Performance Reporting..................................................... 35

MISCELLANEOUS...................................................................... 36

FINANCIAL STATEMENTS............................................................... 36

APPENDIX A......................................................................... A-1



                                    - ii -
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                               GENERAL INFORMATION


         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for the Prime Reserves, Tax-Exempt Reserves and Government Reserves (the "Funds"), three money market portfolios offered by The Galaxy Fund. No investment in the Funds should be made without reading a Prospectus.


         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.


                      DESCRIPTION OF GALAXY AND ITS SHARES


         The Galaxy Fund ("Galaxy") is an open-end management investment company currently offering shares of beneficial interest in forty investment portfolios:
Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Institutional Treasury Money Market Fund, Prime Reserves, Government Reserves, Tax-Exempt Reserves, Equity Value Fund, Equity Growth Fund, Growth Fund II, Equity Income Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund, Asset Allocation Fund, Small Cap Value Fund, Growth and Income Fund, Strategic Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund, Corporate Bond Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Connecticut Municipal Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, Rhode Island Municipal Bond Fund, Florida Municipal Bond Fund and Pennsylvania Municipal Bond Fund. Galaxy is also authorized to issue shares of beneficial interest in two additional investment portfolios, the MidCap Equity Fund and the New York Municipal Money Market Fund. As of the date of this Statement of Additional Information, however, the MidCap Equity Fund and the New York Municipal Money Market Fund had not commenced investment operations.



         Galaxy was organized as a Massachusetts business trust on March 31, 1986. Galaxy's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any unissued shares into one or more classes or series of shares by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in the Funds as follows: Class BB shares representing interests in the Prime Reserves; Class CC shares representing interests in the Government Reserves; and Class DD shares representing interests in the Tax-Exempt Reserves. Each Fund is classified as a diversified company under the Investment Company Act of 1940, as amended (the "1940 Act").



         Each share of Galaxy (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio with other shares of the same class (irrespective of series designation), and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy's Board of Trustees.


         Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable.


         In the event of a liquidation or dissolution of Galaxy or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative asset values of Galaxy's respective Funds, of any general assets of Galaxy not belonging to any particular Fund, which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation based on the number of shares of the Fund that are held by each shareholder, except that if a particular Fund offers more than one series of shares, then each series of the Fund would be solely responsible for the Fund's payments under any distribution and/or shareholder servicing plan applicable to such Fund.



         Holders of all outstanding shares of a particular Fund will vote together in the aggregate on all matters. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by Galaxy, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A particular portfolio is deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or a distribution plan or any change in a fundamental investment objective or a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy voting without regard to class or series.


         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series. Voting rights are not cumulative and, accordingly, the holders of more than 50% in the aggregate of Galaxy's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Shareholders have the right to remove Trustees. Galaxy's Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy entitled to vote.


         Galaxy's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a portfolio to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a portfolio's assets into money and, in connection therewith, to cause all outstanding shares of the portfolio involved to be redeemed at their net asset value; or (c) combine the assets belonging to a portfolio with the assets belonging to another portfolio of Galaxy and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of Galaxy's shares at the net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the portfolio's investment securities, an amount that is more or less than the original investment. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the portfolio's shareholders at least 30 days prior thereto.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Fund's investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund, as described in the Prospectuses, may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted in the Prospectuses, herein under "Tax-Exempt Reserves" and below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less in an effort to maintain a stable net asset value per share of $1.00. The value of the Funds' portfolio securities will generally vary inversely with changes in prevailing interest rates. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

PRIME RESERVES

         Money market instruments in which the Prime Reserves Fund may invest include debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of bond counsel or counsel to the issuer, is exempt from federal income tax. These debt obligations are commonly referred to as municipal securities. Municipal securities may be advantageous for a taxable portfolio such as the Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable portfolio such as the Fund that come from interest on municipal securities will be taxable to shareholders. The Fund may also invest in municipal securities the interest on which is subject to federal income tax.


         Instruments in which the Prime Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.

TAX-EXEMPT RESERVES

         Instruments in which the Tax-Exempt Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). For more information, including applicable quality requirements, see "Other Investment Policies and Risk Considerations" below.


         As a matter of fundamental policy that cannot be changed without the requisite consent of the Fund's shareholders, the Fund will invest, except during temporary defensive periods, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities. The Fund's investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement mentioned above and, under normal market conditions, will not exceed 20% of the Fund's net assets when added together with any taxable investments held by the Fund.


         Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in municipal securities the interest on which is paid solely from revenues of similar projects. To the extent that the Fund's assets are concentrated in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so invested.

GOVERNMENT RESERVES

         Instruments in which the Government Reserves invests have remaining maturities of 397 days or less (except for certain variable and floating rate notes and securities underlying certain repurchase agreements). See "Other Investment Policies and Risk Considerations" below.


                  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes)in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities. Shareholders will be given at least 60 days' notice before any change is made to this 80% requirement.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

QUALITY REQUIREMENTS

         Each Fund will purchase only those instruments which meet the applicable quality requirements described below. The Prime Reserves will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("Rating Agencies") (such as Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Inc. ("Fitch") in the highest category for short-term debt securities, (ii) is rated by the only Rating Agency that has issued a rating with respect to such security or issuer in such Rating Agency's highest category for short-term debt, or (iii) if not rated, the security is determined to be of comparable quality. The Tax-Exempt Reserves will not purchase a security (other than a U.S. Government security) unless the security (i) is rated by at least two such Rating Agencies in one of the two highest categories for short-term debt securities, (ii) is rated by the only Rating Agency that has assigned a rating with respect to such security in one of such Rating Agency's two highest categories for short-term debt securities, or (iii) if not rated, the security is determined to be of comparable quality. These rating categories are determined without regard to sub-categories and gradations. The Funds will follow applicable regulations in determining whether a security rated by more than one Rating Agency can be treated as being in the highest or, with respect to the Tax-Exempt Reserves, one of the two highest, short-term rating categories. See "Investment Limitations" below.


         Determinations of comparable quality will be made in accordance with procedures established by the Board of Trustees. Generally, if a security has not been rated by a Rating Agency, Fleet will acquire the security if it determines that the security is of comparable quality to securities that have received the requisite ratings. Fleet considers an issuer's long-term bond ratings and other relevant information in its evaluation of unrated short-term securities.

U.S. GOVERNMENT OBLIGATIONS

         Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.


         U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than 10 years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some U.S. Government obligations may be issued as variable or floating rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Funds.

MONEY MARKET INSTRUMENTS

         Money market instruments include, but are not limited to, bank obligations and corporate obligations, including commercial paper and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments in non-negotiable time deposits are limited to no more than 5% of the Prime Reserves' total assets at the time of purchase. For purposes of the Prime Reserves' investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when Fleet believes that the credit risk with respect to the instrument is minimal.

         Commercial paper may include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called

"private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's 10% limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if Fleet has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities. The Prime Reserves and Tax-Exempt Reserves may also purchase Rule 144A securities. See "Investment Limitations" below.

MUNICIPAL SECURITIES

         Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

         The two principal classifications of municipal securities that may be held by the Tax-Exempt Reserves are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.


         The Tax-Exempt Reserves' portfolio may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

         Municipal securities may include variable rate demand notes, which are long-term municipal securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The Tax-Exempt

Reserves treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal securities, the issuer of the participation interest or a guarantor of either issuer.

         Municipal securities purchased by the Tax-Exempt Reserves in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal security held by the Tax-Exempt Reserves, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described above under "Money Market Instruments," letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.



         There are, of course, variations in the quality of municipal securities, both within a particular category and between categories, and the yields on municipal securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a Rating Agency, such as Moody's, S&P and Fitch IBCA described in Appendix A hereto, represent such Rating Agency's opinion as to the quality of the municipal securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating may have different yields. Municipal securities of the same maturity and interest rate with different ratings may have the same yield.



         The payment of principal and interest on most securities purchased by the Tax-Exempt Reserves will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Tax-Exempt Reserves may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Exempt Reserves may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the limitations set forth in the Prospectuses for the Fund including applicable maturity restrictions.


         Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Galaxy cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on municipal securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal securities for investment by the Tax-Exempt Reserves and the liquidity and value of its portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Reserves nor Fleet will review the proceedings relating to the issuance of municipal securities or the bases for such opinions.

STAND-BY COMMITMENTS

         The Tax-Exempt Reserves may acquire "stand-by commitments" with respect to municipal securities held by it. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified municipal securities at a specified price. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining the Fund's net asset value. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the municipal securities purchased by the Fund. However, without a stand-by commitment, these securities could be more difficult to sell. The Fund will enter into stand-by commitments only with those dealers whose credit Fleet believes to be of high quality.

         Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying municipal security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments. Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities acquired subject to the commitment. Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

         The Fund will enter into stand-by commitments only with banks and broker/dealers that present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, Fleet will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

TENDER OPTION BONDS

         The Tax-Exempt Reserves may purchase tender option bonds and similar securities. A tender option bond generally has a long maturity and bears interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, and is coupled with an agreement by a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, usually upon not more than seven days notice or at periodic intervals, to tender their securities to the institution and receive the face value of the securities. In providing the option, the financial institution receives a fee that reduces the fixed rate of the underlying bond and results in the Fund effectively receiving a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Fleet will monitor, on an ongoing basis, the creditworthiness of the issuer of the tender option bond, the financial institution providing the option, and any custodian holding the underlying long-term bond. The bankruptcy, receivership or default of any of the parties to a tender option bond will adversely affect the quality and marketability of the security.

VARIABLE AND FLOATING RATE INSTRUMENTS

         Securities purchased by the Funds may include variable and floating rate instruments. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

         If a variable or floating rate instrument is not rated, Fleet must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment.



         Long-term variable and floating rate obligations held by the Funds may have maturities of more than 397 days, provided the Funds are entitled to payment of principal upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice).


         Variable and floating rate obligations with a demand feature held by the Funds will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually specified date and price ("repurchase agreements"). Repurchase agreements will only be entered into with financial institutions such as banks and broker/dealers that are deemed to be creditworthy by Fleet. No Fund will enter into repurchase agreements with Fleet or any of its affiliates. Unless a repurchase agreement has a remaining maturity of seven days or less or may be terminated on demand upon notice of seven days or less, the repurchase agreement will be considered an illiquid security and will be subject to the Funds' 10% limit described in Investment Limitation No. 4 under "Investment Limitations" below.


         The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the agreed upon repurchase price. If the seller defaulted on its repurchase obligation, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) were less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Income on repurchase agreements is taxable. The Tax-Exempt Reserves' investments in repurchase agreements will be, under normal market conditions, subject to such Fund's 20% overall limit on taxable obligations.


         The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreements). Securities subject to repurchase agreements will be held by a Fund's custodian or sub-custodian in a segregated account or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         The Prime Reserves and Government Reserves may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). A reverse repurchase agreement involves the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.


         Whenever a Fund enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets such as cash or liquid securities equal to the repurchase price (including accrued interest). The Fund will monitor the account to ensure such equivalent values are maintained. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

WHEN-ISSUED AND DELAYED SETTLEMENT TRANSACTIONS

         Each Fund may purchase securities on a "when-issued" or "delayed settlement" basis. When-issued transactions, which involve a commitment by a Fund to purchase particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. When-issued and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. It is expected that, absent unusual market conditions, commitments by a Fund to purchase securities on a when-issued or delayed settlement basis will not exceed 25% of the value of its total assets. These transactions will not be entered into for speculative purposes, but only in furtherance of a Fund's investment objective.


         When a Fund agrees to purchase securities on a "when-issued" or "delayed settlement" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. In the event of a decline in the value of the securities that the custodian has set aside, the Fund may be required to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. A Fund's net assets may fluctuate to a greater degree if it sets aside portfolio securities to cover such purchase commitments than if it sets aside cash. Because the Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or delayed settlement basis exceeded 25% of the value of its total assets.


         When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous for a security. For purposes of determining the average weighted maturity of a Fund's portfolio, the maturity of securities purchased on a when-issued or delayed settlement basis is calculated from the date of settlement of the purchase to the maturity date.

SECURITIES LENDING - PRIME RESERVES AND GOVERNMENT RESERVES

         The Prime Reserves and Government Reserves may lend their portfolio securities to financial institutions such as banks and broker/dealers in accordance with their investment limitations. Such loans would involve risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. Loans will generally be short-term, and will be made only to borrowers deemed by Fleet to be of good standing and only when, in Fleet's judgment, the income to be earned from the loan justifies the attendant risks. The Funds currently intend to limit the lending of their portfolio securities so that, at any given time, securities loaned by a Fund represent not more than one-third of the value of its total assets.


         A Fund that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. Any cash collateral received by the Government Reserves in connection with such loans would be invested in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; cash collateral received by the Prime Reserves would be invested in high quality, short-term "money market" instruments.

GUARANTEED INVESTMENT CONTRACTS - PRIME RESERVES

         The Prime Reserves may invest in guaranteed investment contracts ("GICs") issued by United States insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated in accordance with the applicable quality requirements described above under "Quality Requirements." GICs are considered illiquid securities and will be subject to the Fund's 10% limitation on illiquid investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

ASSET-BACKED SECURITIES - PRIME RESERVES

         The Prime Reserves may purchase asset-backed securities which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables and credit card receivables. The Fund will only purchase asset-backed securities that meet the applicable quality requirements described above under "Quality Requirements."

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity.

         Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities.

         Asset-backed securities are subject to greater risk of default during periods of economic downturn. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund's experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, asset-backed securities may be considered illiquid securities.

INVESTMENT COMPANY SECURITIES

         Each Fund may invest in securities issued by other investment companies that (a) invest in high quality, short-term instruments in which the Fund may invest directly (limited with respect to the Tax-Exempt Reserves to municipal securities) and that meet the applicable quality requirements described above under "Quality Requirements" and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause a Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. Such securities may be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. A Fund will invest in other investment companies primarily for the purpose of investing its short-term cash which has not as yet been invested in other portfolio instruments.

PORTFOLIO SECURITIES GENERALLY

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Trustees or Fleet, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation. The Board of Trustees or Fleet may determine that it is appropriate for the Fund to continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the Securities and Exchange Commission ("SEC").


                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Make loans, except that (i) each Fund may purchase or hold debt instruments in accordance with its investment objective and policies, (ii) each Fund may enter into repurchase agreements with respect to portfolio securities, and (iii) the Prime Reserves and Government Reserves each may lend portfolio securities against collateral consisting of cash or securities that are consistent with the Fund's permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.


         2. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule.


         3. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing, provided however, that the Prime Reserves and Government Reserves may borrow pursuant to reverse repurchase agreements in accordance with their respective investment policies and in amounts not in excess of 10% of the value of their respective total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. A Fund will not purchase any portfolio securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         4. Knowingly invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

         5. Purchase securities on margin (except such short-term credits as may be necessary for the clearance of purchases), make short sales of securities, or maintain a short position.

         6. Act as an underwriter within the meaning of the Securities Act of 1933, as amended; except insofar as a Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.


         7. Purchase or sell real estate; except that the Prime Reserves and Government Reserves may purchase securities that are secured by real estate, and the Prime Reserves may purchase securities of issuers which deal in real estate or interests therein; and except that the Tax-Exempt Reserves may invest in municipal securities secured by real estate or interests therein; however, the Funds will not purchase or sell interests in real estate limited partnerships.

         8. Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs or mineral leases.

         9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof.

         10. Invest in companies for the purpose of exercising management or control.

         In addition, the Prime Reserves and Government Reserves may not:

         11. Purchase securities that would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or, with respect to the Prime Reserves, by domestic banks or U.S. branches of foreign banks that are subject to the same regulation as domestic banks; (b) with respect to the Prime Reserves, wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) with respect to the Prime Reserves, utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone each will be considered a separate industry).

         In addition, the Tax-Exempt Reserves may not:

         12. Purchase any securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to securities issued or guaranteed by the United States, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions.

         With respect to Investment Limitation No. 2 above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

         With respect to Investment Limitation No. 3 above, each of the Prime Reserves and Government Reserves intends to limit any borrowings, including reverse repurchase agreements, to not more than 10% of the value of its total assets at the time of such borrowing.

         If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or for other reasons, the Board of Trustees of Galaxy will determine what actions, if any, are appropriate to maintain adequate liquidity.


         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of Additional Information in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Prime Reserves is subject to the 5% limitation contained in Investment Limitation No. 2 above as to all of its assets; however, in accordance with such Rule, the Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 2 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Prime Reserves or Tax-Exempt Reserves in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.


                                 NET ASSET VALUE

         Galaxy uses the amortized cost method of valuation to value shares of the Funds. In order to use the amortized cost method, the Funds comply with the various quality and maturity restrictions specified in Rule 2a-7 promulgated under the 1940 Act. Pursuant to this method, a security is valued at its initial acquisition cost, as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by fair value as determined by or under the direction of Galaxy's Board of Trustees. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the security. The value of securities in each of these Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.


         The Funds invest only in instruments that meet the applicable quality requirements of Rule 2a-7 and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per share, provided that none of the Funds will purchase any security deemed to have a remaining maturity (as defined in the 1940 Act) of more than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. Galaxy's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective, to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                                    DIVIDENDS

         As stated, Galaxy uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any of the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should Galaxy incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of a Fund and in its receiving upon redemption a price per share lower than that which he or she paid.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by Galaxy's distributor, PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a registered broker/dealer with its principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809.


         On a business day (as defined in the Prospectuses) when the New York Stock Exchange (the "Exchange") closes early due to a partial holiday or otherwise, Galaxy will advance the time at which purchase and redemption orders must be received in order to be processed on that business day.


         Galaxy may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

         Payments for shares of a Fund may, in the discretion of the respective Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact your broker-dealer representative. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing procedures used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.


                                      TAXES
IN GENERAL

         Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.


         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) for the one-year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.


         The Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient."


         A taxable gain or loss may be realized by a shareholder upon redemption, transfer or exchange of shares of a Fund depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange.

TAX-EXEMPT RESERVES

         It is the policy of the Tax-Exempt Reserves to pay dividends with respect to each taxable year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to a particular shareholder, exclusion would be disallowed.

         Dividends from the Tax-Exempt Reserves which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares of the Fund.

         An investment in the Tax-Exempt Reserves is not intended to constitute a balanced investment program. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.


         In order for the Tax-Exempt Reserves to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year that qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

         Shareholders should note that, upon the sale or exchange of shares of the Tax-Exempt Reserves, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividends received with respect to the shares.

STATE AND LOCAL

         Exempt-interest dividends and other distributions paid by the Tax-Exempt Reserves may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

         Depending upon the extent of Galaxy's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under federal income tax laws. Under state or local law, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

MISCELLANEOUS

         Shareholders will be advised at least annually as to the federal income tax consequences of distributions made each year.


                              TRUSTEES AND OFFICERS

         The business and affairs of the Funds are managed under the direction of Galaxy's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of Galaxy, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                  POSITIONS                  PRINCIPAL OCCUPATION
                                  WITH THE                   DURING PAST 5 YEARS
NAME AND ADDRESS                  GALAXY FUND                AND OTHER AFFILIATIONS

Dwight E. Vicks, Jr.              Chairman & Trustee         Chairman & Director, Vicks Lithograph &
Vicks Lithograph &                                           Printing Corporation (book manufacturing);
  Printing Corporation                                       Director, Utica First Insurance Company;
Commercial Drive                                             Trustee, Savings Bank of Utica; Director,
P.O. Box 270                                                 Monitor Life Insurance Company; Director,
Yorkville, NY 13495                                          Commercial Travelers Mutual Insurance
Age 68                                                       Company; Trustee, The Galaxy VIP Fund;
                                                             Trustee, Galaxy Fund II.

John T. O'Neill(1)                President, Treasurer       Private Investor; Executive Vice President
28 Narragansett Bay Avenue        & Trustee                  and CFO, Hasbro, Inc. (toy and game
Warwick, RI  02889                                           manufacturer) until December 1999; Trustee,
Age 57                                                       The Galaxy VIP Fund; Trustee, Galaxy Fund II.

                                  Positions                  Principal Occupation
                                  with The                   During Past 5 Years
Name and Address                  Galaxy Fund                and Other Affiliations
----------------                  -----------                ----------------------

Louis DeThomasis                  Trustee                    President, Saint Mary's University of
Saint Mary's University                                      Minnesota; Trustee, Religious Communities
  of Minnesota                                               Trust; Trustee, The Galaxy VIP Fund;
Winona, MN 55987                                             Trustee, Galaxy Fund II.
Age 61

Kenneth A. Froot                  Trustee                    Professor of Finance, Harvard University;
Harvard Business School                                      Trustee, The Galaxy VIP Fund; Trustee,
Soldiers Field                                               Galaxy Fund II
Boston, MA 02163
Age 44

Donald B. Miller                  Trustee                    Chairman, Horizon Media, Inc. (broadcast
10725 Quail Covey Road                                       services); Director/Trustee, Lexington
Boynton Beach, FL  33436                                     Funds; Chairman, Executive Committee,
Age 74                                                       Compton International, Inc. (advertising
                                                             agency); Trustee, Keuka College; Trustee,
                                                             The Galaxy VIP Fund; Trustee, Galaxy Fund
                                                             II.

James M. Seed                     Trustee                    President, The Astra Ventures, Incorporated
The Astra Ventures, Inc.                                     (oil and gas exploration; private equity);
70 South Main Street                                         President, The Astra Projects, Incorporated
Providence, RI 02903-2907                                    (land development); Chairman, Fischer-Watt
Age 60                                                       Gold Co.; Commissioner, Rhode Island
                                                             Investment Commission; Trustee, The Galaxy
                                                             VIP Fund; Trustee, Galaxy Fund II.

W. Bruce McConnel                 Secretary                  Partner of the law firm Drinker Biddle &
One Logan Square                                             Reath LLP, Philadelphia, Pennsylvania.
18th and Cherry Streets
Philadelphia, PA 19103-6996
Age 58


                                  Positions                  Principal Occupation
                                  with The                   During Past 5 Years
Name and Address                  Galaxy Fund                and Other Affiliations
----------------                  -----------                ----------------------

Gregory Sackos                    Assistant Secretary        Director, Fund Accounting and Administator,
PFPC Inc.                                                    PFPC Inc., 1998 to present; Second Vice
4400 Computer                                                President of Financial Reporting and Blue
Westborough, MA 01581-5108                                   Sky, Chase Global Financial Services,
Age 37                                                       1996-1998.

William Greilich                  Vice President             Vice President and Division Manager, PFPC
PFPC Inc.                                                    Inc., 1996 to present; Vice President,
4400 Computer Drive                                          PFPC Inc., 1991-96.
Westborough, MA 01581-5108
Age 47

-------------------------

1. May be deemed to be an "interested person" within the definition set forth in Section 2(a)(19) of the 1940 Act.

         Effective September 8, 2000, each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy, The Galaxy VIP Fund ("Galaxy VIP") and Galaxy Fund II ("Galaxy II") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000 and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. For the period May 28, 1999 until September 7, 2000, each trustee was entitled to receive an annual aggregate fee of $45,000 for his services as a trustee of the Trusts, plus an additional $3,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.


         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.


         No employee of PFPC Inc. ("PFPC"), Galaxy's administrator, receives any compensation from Galaxy for acting as an officer. As of November 14, 2001, the trustees and officers of Galaxy owned less than 1% of its outstanding shares.


         The following chart provides certain information about the fees received by Galaxy's trustees during the Funds' fiscal year ended July 31, 2001.


------------------------------------------------------------------------------------------------------------
                                                                    Pension or
                                                                    Retirement        Total Compensation
                                                                 Benefits Accrued    from Galaxy and Fund
                                       Aggregate Compensation     as Part of Fund       Complex(1) Paid
      Name of Person/Position                From Galaxy             Expenses              to Trustees
------------------------------------- -------------------------- ------------------ ------------------------
Bradford S. Wellman(2)                $28,836                          None         $30,500
Trustee
------------------------------------- -------------------------- ------------------ ------------------------
Dwight E. Vicks, Jr.
Chairman and Trustee                  $71,617                          None         $75,750
------------------------------------- -------------------------- ------------------ ------------------------
Donald B. Miller(3)
Trustee                               $67,835                          None         $ 71,750
------------------------------------- -------------------------- ------------------ ------------------------
Rev. Louis DeThomasis
Trustee                               $67,835                          None         $71,750
------------------------------------- -------------------------- ------------------ ------------------------
John T. O'Neill(3)
President, Treasurer                  $70,199                          None         $ 74,250
And Trustee
------------------------------------- -------------------------- ------------------ ------------------------
James M. Seed(3)
Trustee                               $67,835                          None         $71,750
------------------------------------- -------------------------- ------------------ ------------------------
Kenneth A. Froot(3),(4)
Trustee                               $47,407                          None         $ 50,000
------------------------------------------------------------------------------------------------------------

-------------

(1) The "Fund Complex" consists of Galaxy, The Galaxy VIP Fund and Galaxy Fund II, which comprise a total of 53 separate portfolios as of July 31, 2001.
(2) Mr. Wellman resigned as trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II on December 14, 2000. He currently serves as an emeritus trustee of Galaxy, The Galaxy VIP Fund and Galaxy Fund II and receives the same meeting fees as the trustees and reimbursement for expenses incurred in attending meetings.
(3) Deferred compensation (including interest) in the amounts of $51,653, $24,620, $51,840, and $50,574 accrued during the Funds' fiscal year ended July 31, 2001 for Messrs. Miller, Seed, O'Neill and Froot, respectively.
(4) Mr. Froot was appointed a trustee of Galaxy, The Galaxy VIP and Galaxy Fund II on December 15, 2000.

SHAREHOLDER AND TRUSTEE LIABILITY


         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, Galaxy's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy, and that every note, bond, contract, order or other undertaking made by Galaxy shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. The Declaration of Trust also provides that Galaxy shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Galaxy, and shall satisfy any judgment thereon. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy itself would be unable to meet its obligations.


         The Declaration of Trust states further that no trustee, officer or agent of Galaxy shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of Galaxy; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or Galaxy shall look solely to the trust property for payment.

         With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy to the same extent to which they themselves are entitled to indemnification.


                               INVESTMENT ADVISER

         Fleet serves as investment adviser to the Funds. In its advisory agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the advisory agreement other than the cost of securities (including brokerage commissions) purchased for the Funds. See "Expenses" below.

         For the services provided and expenses assumed, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000. Fleet may from time to time, in its discretion, allocate a portion of its advisory fees to Fleet Bank or other subsidiaries of FleetBoston Financial Corporation in consideration of their efforts in the sale of shares of the Funds.

         For the fiscal years ended July 31, 2001 and July 31, 2000 and the period from September 22, 1998 (commencement of operations) to July 31, 1999, Galaxy paid advisory fees to Fleet as set forth below:


                                    FOR THE FISCAL YEARS OR PERIOD ENDED JULY 31,
            FUND                    2001                 2000                1999(1)
            ----                    ----                 ----                ------
Prime Reserves                  $16,918,990          $15,722,584          $11,806,913
Tax-Exempt Reserves               $ 860,638            $ 726,319            $ 546,391
Government Reserves               $ 934,484            $ 699,562            $ 503,030

--------------------------
(1.) For the period from September 28, 1998 (commencement of operations) to July 31, 1999.

         The advisory agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the advisory agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of trustees who are not parties to such advisory agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by Galaxy's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The advisory agreement may be terminated by Galaxy or by Fleet on sixty days' written notice and will terminate immediately in the event of its assignment.


                                  ADMINISTRATOR

         PFPC (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, serves as the Funds' administrator. PFPC is a majority-owned subsidiary of PNC Financial Services Group.


         PFPC generally assists the Funds in their administration and operation. PFPC also serves as administrator to the other portfolios of Galaxy. For the services provided to the Funds, PFPC is entitled to receive administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates, effective May 31, 2001:

             COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
             ---------------------------------           -----------
             Up to $2.5 billion..........................   0.090%
             From $2.5 to $5 billion.....................   0.085%
             From $5 to $12 billion......................   0.075%
             From $12 to $15 billion.....................   0.065%
             From $15 to $18 billion.....................   0.060%
             From $18 to $21 billion.....................  0.0575%
             From $21 to $30 billion.....................  0.0525%
             Over $30 billion............................   0.050%


         For the period from June 26, 2000 through May 31, 2001, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and the other portfolios offered by Galaxy, computed daily and paid monthly, at the following annual rates:

             COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
             ---------------------------------           -----------
             Up to $2.5 billion..........................   0.090%
             From $2.5 to $5 billion.....................   0.085%
             From $5 to $12 billion......................   0.075%
             From $12 to $15 billion.....................   0.065%
             From $15 to $18 billion.....................   0.060%
             From $18 to $21 billion.....................  0.0575%
             Over $21 billion............................  0.0525%

         For the period from September 10, 1998 through June 25, 2000, Galaxy paid PFPC administration fees based on the combined average daily net assets of the Funds and all other portfolios offered by Galaxy at the following annual rates:

             COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE
             ---------------------------------           -----------
             Up to $2.5 billion..........................   0.090%
             From $2.5 to $5 billion.....................   0.085%
             From $5 to $12 billion......................   0.075%
             From $12 to $15 billion.....................   0.065%
             From $15 to $18 billion.....................   0.060%
             Over $18 billion............................  0.0575%

In addition, PFPC also receives a separate annual fee from each Galaxy portfolio for certain fund accounting services. From time to time, PFPC may waive voluntarily all or a portion of the administration fee payable to it by the Funds.

For the fiscal year ended July 31, 2001, the Prime Reserves, Tax-Exempt Reserves and Government Reserves paid PFPC administration fees at the effective annual rate of 0.066% of each Fund's average daily net assets.


         For the fiscal years ended July 31, 2001 and July 31, 2000 and the period September 22, 1998 (commencement of operations) through July 31, 1999, PFPC received administration fees as set forth below:

                                                     FOR THE FISCAL YEARS OR PERIOD ENDED JULY 31,
               FUND                           2001                       2000                       1999(1)
               ----                           ----                       ----                       -----
Prime Reserves                                $3,136,058               $3,201,005                 $2,485,044
Tax-Exempt Reserves                           $  142,624               $  132,655                 $  103,321
Government Reserves                           $  154,823               $  127,688                 $   95,182

--------------------------
(1). For the period from September 28, 1998 (commencement of operations) to July 31, 1999.

         Under the administration agreement between Galaxy and PFPC (the "Administration Agreement"), PFPC has agreed to maintain office facilities for Galaxy, furnish Galaxy with statistical and research data, clerical, accounting, and bookkeeping services, certain other services such as internal auditing services required by Galaxy, and to compute the net asset value and net income of the Funds. PFPC prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, arranges for and bears the cost of processing share purchase and redemption orders, maintains the Funds' financial accounts and records, and generally assists in all aspects of Galaxy's operations. Unless earlier terminated, the Administration Agreement will remain in effect with respect to each Fund until May 31, 2004 and thereafter will continue for additional terms of one year each, provided such continuance is approved at least annually (i) by vote of a majority of Galaxy's Board of Trustees, or by vote of a majority of the outstanding shares of such Fund and (ii) by a majority of Galaxy's Trustees who are not parties to the Administration Agreement or interested persons of any party to the Agreement.


                          CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., serves as the custodian of the Funds' assets pursuant to a Global Custody Agreement.


         Under the Global Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (v) respond to correspondence from security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Funds' operations. Chase Manhattan is authorized to select one or more banks or trust companies to serve as sub-custodian for the Funds, provided that Chase Manhattan shall remain responsible for the performance of all of its duties under the custodian agreement and shall be liable to the Funds for any loss which shall occur as a result of the failure of a sub-custodian to exercise reasonable care with respect to the safekeeping of the Funds' assets. The assets of the Funds are held under bank custodianship in compliance with the 1940 Act.


         PFPC also serves as the Funds' transfer and dividend disbursing agent, pursuant to a Transfer Agency and Services Agreement (the "Transfer Agency Agreement"). Communications to PFPC should be directed to PFPC at P.O. Box 5108, 4400 Computer Drive, Westborough,

Massachusetts 01581. Under the Transfer Agency Agreement, PFPC has agreed to:
(i) issue and redeem shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning Galaxy's operations.

                                    EXPENSES


         Fleet and PFPC bear all expenses in connection with the performance of their services for the Funds, except that Galaxy bears the expenses incurred in the Funds' operations including: taxes; interest; fees (including fees paid to its trustees and officers who are not affiliated with PFPC); SEC fees; state securities fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory, administration, shareholder servicing, Rule 12b-1 distribution, fund accounting and custody fees; charges of the transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

         Debt securities purchased or sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, Fleet will normally deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but since brokerage commissions are normally not paid on money market instruments, it should not have a material effect on the net income of any of these Funds.

         In purchasing or selling securities for the Funds, Fleet will seek to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, Fleet may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

         Except as permitted by the SEC or applicable law, the Funds will not acquire portfolio securities from, make savings deposits in, enter into repurchase or reverse repurchase agreements with, or sell securities to, Fleet, PFPC, or their affiliates, and will not give preference to affiliates and correspondent banks of Fleet with respect to such transactions.

         Galaxy is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy's most recent fiscal year. At July 31, 2001, the following Funds held securities of their "regular brokers or dealers": (1) the Prime Reserves (a) held commercial paper of J.P. Morgan Chase & Co. with a value of $179,501,850, (b) held corporate notes and bonds of Associates Corp. of North America with an aggregate value of $127,399,069 and (c) was a party to a repurchase agreement with Greenwich Capital with a value of $41,181,850; and (2) the Government Reserves was a party to a repurchase agreement with Greenwich Capital with a value of $60,616,000. As of such date, the Tax-Exempt Reserves did not hold securities of any of Galaxy's "regular brokers or dealers."


Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                         DISTRIBUTION AND SERVICES PLAN

         Galaxy has adopted a Distribution and Services Plan pursuant to Rule 12b-1 (the "Rule") under the 1940 Act with respect to the Funds. Under the Distribution and Services Plan, Galaxy may pay (i) PFPC Distributors or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds.


         Payments to PFPC Distributors are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel (which may include Quick & Reilly and other affiliates of Fleet), direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan.


         The servicing agreements adopted under the Distribution and Services Plan require the Service Organizations receiving such compensation (which may include Quick & Reilly and other affiliates of Fleet) to perform certain services, including providing administrative services with respect to the beneficial owners of shares of the Funds, such as establishing and maintaining accounts and records for their customers who invest in such shares, assisting customers in processing purchase, exchange and redemption requests and/or in changing dividend options and account descriptions, developing, maintaining and supporting systems necessary to support cash management services, such as sweep arrangements, and responding to customer inquiries concerning their investments.


         Under the Distribution and Services Plan, payments by Galaxy for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, Galaxy intends to limit payments under the Distribution and Services Plan to an aggregate fee of not more than 0.56% (on an annualized basis) of the average daily net assets of the Prime Reserves and not more than 0.51% (on an annualized basis) of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.


         Payments for distribution expenses under the Distribution and Services Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" Galaxy. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Distribution and Services Plan provides that a report of the amounts expended under the Distribution and Services Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Distribution and Services Plan provides that it may not be amended to increase materially the costs which the Funds may bear for distribution pursuant to the Distribution and Services Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees, and by a majority of the trustees who are neither "interested persons" (as defined in the 1940 Act) of Galaxy nor have any direct or indirect financial interest in the operation of the Distribution and Services Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.


         During the fiscal year ended July 31, 2001, the Prime Reserves, Tax-Exempt Reserves and Government Reserves bore distribution fees and shareholder servicing fees under the Distribution and Services Plan as set forth in the table below:


                                                                                     SHAREHOLDER
  FUND                                                       DISTRIBUTION FEES      SERVICES FEES
  ----                                                       -----------------      -------------
  Prime Reserves...........................................$   13,065,352           $ 11,817,528
  Tax-Exempt Reserves......................................$      484,583           $    537,898
  Government Reserves......................................$      535,226           $    584,052

During this period, all amounts paid under the Distribution and Services Plan were attributable to payments to broker-dealers.

         Galaxy's Board of Trustees has concluded that there is a reasonable likelihood that the Distribution and Services Plan will benefit each of the Funds and their respective shareholders. The Distribution and Services Plan is subject to annual reapproval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding shares of the Fund. Any agreement entered into pursuant to the Distribution and Services Plan with a Service Organization is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the outstanding shares of the Fund, or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

         As long as the Distribution and Services Plan is in effect, the nomination of the trustees who are not interested persons of Galaxy (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.


                                   DISTRIBUTOR


         PFPC Distributors serves as Galaxy's distributor. PFPC Distributors, an indirect wholly-owned subsidiary of PNC Financial Services Group, is a registered broker/dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809.



         Unless otherwise terminated, the Distribution Agreement between Galaxy and PFPC Distributors remains in effect until January 2, 2002, and thereafter will continue from year to year upon annual approval by Galaxy's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy and by the vote of a majority of the Board of Trustees of Galaxy who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act.





                                    AUDITORS


         Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as auditors for Galaxy. The financial highlights for the respective Funds included in their Prospectuses and the financial statements for the Funds contained in the Funds' Annual Report to Shareholders and incorporated by reference into this Statement of Additional Information for the fiscal year ended July 31, 2001 have been audited by Ernst & Young LLP.



                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, Secretary of Galaxy, is a partner), One Logan Square, 18th & Cherry Streets, Philadelphia, Pennsylvania 19103, are counsel to Galaxy and will pass upon certain legal matters on its behalf.

                                 CODES OF ETHICS

         Galaxy and Fleet have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The codes of ethics are on public file with, and are available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.


                        PERFORMANCE AND YIELD INFORMATION

         The standardized annualized seven-day yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (3) annualizing the results (I.E., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the unannualized base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


         In addition, the Tax-Exempt Reserves may calculate a "tax-equivalent yield." The tax equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's computed yield that is not tax-exempt. Tax-equivalent yields assume the payment of federal income taxes at a rate of 31%.



         The current yields for the Funds may be obtained by calling 1-877-289-4252.



         For the seven-day period ended July 31, 2001, the annualized yields and effective yields for the Prime Reserves, Tax-Exempt Reserves and Government Reserves and the tax-equivalent yield for the Tax-Exempt Reserves were as set forth below:



                                         ANNUALIZED    EFFECTIVE    TAX-EQUIVALENT
FUND                                       YIELD         YIELD           YIELD
----                                       -----         -----           -----
Prime Reserves........................     2.94%         2.99%             *
Tax-Exempt Reserves...................     1.83%         1.85%            2.65%
Government Reserves...................     2.81%         2.84%             *

----------------------
*       Not applicable.

PERFORMANCE REPORTING


         From time to time, in advertisements or in reports to shareholders, the yields of the Funds, as a measure of their performance, may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as DONOGHUE'S MONEY FUND REPORT(R), a widely recognized independent publication that monitors the performance of mutual funds. Also, the Funds' yield data may be reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, and THE NEW YORK TIMES, or in publications of a local or regional nature. The performance of the Prime Reserves and Government Reserves may also be compared to the average yields reported by the BANK RATE MONITOR for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.



         The yield of a Fund refers to the income generated over a seven-day period identified in the advertisement and is calculated as described above. Each Fund may also advertise its "effective yield" which is calculated as described above. The "effective yield" will be slightly higher because of the compounding effect of the assumed reinvestment. Also, the Tax-Exempt Reserves may from time to time advertise a "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. The "tax-equivalent yield" is computed as described above.



         The Funds' yields will fluctuate and any quotation of yield should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged directly by institutions to accounts of customers that have invested in shares of a Fund will not be included in calculations of yield.


         The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.

                                  MISCELLANEOUS


         As used in this Statement of Additional Information, "assets belonging to" a particular Fund means the consideration received by Galaxy upon the issuance of shares in that particular Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy not belonging to a particular Fund. In determining the net asset value of a particular Fund, assets belonging to the particular Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of Galaxy, which are allocated in proportion to the relative asset values of the respective Funds at the time of allocation. Subject to the provisions of Galaxy's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.



         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.



         A "vote of the holders of a majority of the outstanding shares" of a particular Fund means, with respect to the approval of a investment advisory agreement, a Rule 12b-1 distribution plan or a change in a fundamental investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.



         As of November 14, 2001, the name, address and percentage ownership of the entities or persons who held of record or benefically more than 5% of the outstanding shares of each class of Galaxy's investment portfolios were as follows:


         REGISTRATION NAME                                      PERCENT OWNERSHIP
MONEY MARKET FUND

      TRUST SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         99.16%

TAX-EXEMPT MONEY MARKET FUND

      TRUST SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         100.00%

GOVERNMENT MONEY MARKET FUND

      TRUST SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         97.14%

U.S. TREASURY MONEY MARKET FUND

      TRUST SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         93.77%

INSTITUTIONAL TREASURY MONEY MARKET FUND

      CLASS I SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         18.33%

      Bob & Co.
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802                                            5.99%

      Fleet Bank Omnibus
      20 Church Street, 8th Floor
      Mailstop CT/EH/40608F
      CAS Operations
      Hartford, CT 03103                                               67.15%

      CLASS II SHARES
      FIM Funding, Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02110                                                 100.00%

      CLASS III SHARES
      Allure Home Creation Co. Inc.
      Mr. Stanley Ho
      85 Fulton Street
      Boonton, NJ 07005-1912                                           10.17%

      Bob & Co.
      Treasury Attn: A.J. Ferullo
      100 Federal Street
      Mailstop MADE10013E
      Boston, MA 02110-1802                                            55.40%

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

      TRUST SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         93.06%

      Alkermes Inc.
      Attn: Mike Landine
      64 Sidney Street
      Cambridge, MA 02139-4170                                         6.13%

MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

      RETAIL A SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         37.71%

      U.S. Clearing Corp.
      26 Broadway
      New York, NY 10004-1703                                          26.16%

CONNECTICUT MUNICIPAL MONEY MARKET FUND

      RETAIL A SHARES
      Fleet National Bank
      P.O. Box 92800
      Rochester, NY 14692-8900                                         47.94%

      William L. Bucknall
      Norma Lee Bucknall
      5 Oak Ridge Drive
      Bethany, CT 06524-3117                                           5.05%

EQUITY VALUE FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         55.56%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         20.86%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         13.71%

EQUITY GROWTH FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         60.49%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         19.37%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         15.78%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 104-3232-16
      Hilda Brandt
      Roland Park Place
      830 W. 40th Street Apt. 359
      Baltimore, MD 21211-2176                                         6.67%

      NH Bragg & Sons
      401 (K) Profit Sharing Plan
      Lawrence S. Cronkite & John Bragg TTEES
      92 Perry Road
      P.O. Box 927
      Bangor, ME 04402-0927                                            89.59%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 111-98315-17
      Thomas J. Bernfeld
      185 West End Avenue, Apt. 21D
      New York, NY 10023-5548                                          19.06%

      U.S. Clearing Corp.
      FBO 150-90636-14
      Lynn C. Sherrie
      245 Lake Street
      Wilson, NY 14172-9659                                            11.96%

      U.S. Clearing Corp.
      FBO 221-00085-18
      Walter M. Swiecicki & Cathleen Swiecicki
      JT WROS
      119 Old Beekman Road
      Monmouth Junction, NJ 08852-3114                                 10.32%

      U.S. Clearing Corp.
      FBO 195-90734-10
      W.P. Fleming
      66500 E. 253rd
      Grove, OK 74344-6163                                             5.66%

      U.S. Clearing Corp.
      FBO 131-98122-18
      Elaine B. Odessa
      9 Newman Road
      Pawtucket, RI 02860-6183                                         5.57%

      U.S. Clearing Corp.
      FBO 166-31108-21
      Frank Catanho, Trustee of the Frank Catanho
      1996 Trust  Dated 10/22/96
      24297 Mission Blvd.
      Hayward, NY 94544-1020                                           12.32%

GROWTH FUND II

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         20.99%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         11.95%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         65.95%

EQUITY INCOME FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         60.22%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         22.65%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         15.90%

INTERNATIONAL EQUITY FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         30.82%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         26.99%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/Ro/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         35.36%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 125-98055-11
      Albert F. Twanmo
      6508 81st Street
      Cabin-John, MD 20818-1203                                        80.62%

      U.S. Clearing Corp.
      FBO 136-99157-13
      Jon-Paul Dadaian
      178 Clarken Drive
      West Orange, NJ 07052-3441                                       14.83%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 102-59241-17
      Church & Friary of St. Francis of Assisi
      c/o Fr. Peter Brophy OFM
      135 West 31st Street
      New York, NY 10001-3405                                          72.15%

      U.S. Clearing Corp.
      FBO 195-90025-13
      Guido Guinasso
      418 College Avenue
      San Francisco, CA 94112-1114                                     5.66%

GROWTH & INCOME FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         52.66%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         39.32%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 113-27816-16
      Pamela M. Fein
      68 Oak Ridge Drive
      Bethany, CT 06524-3118                                           59.86%

      U.S. Clearing Corp.
      FBO 175-97327-10
      Margaret Ann Gillenwater
      2525 E. Prince Road #23
      Tucson, AZ 85716-1146                                            18.11%

      U.S. Clearing Corp.
      FBO 114-97798-19
      Dona Scheid
      7909 Venture Center Way H9104
      Boynton Beach, FL 33437-7412                                     5.98%

      U.S. Clearing Corp.
      FBO 134-93669-12
      Krzysztof Mizura
      26 Perron Road
      Plainville, CT 06062-1100                                        8.61%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 147-97497-13
      Martin Allen Sante
      8858 Moanalua Way
      Diamondhead, MS 39525-3760                                       29.46%

      U.S. Clearing Corp.
      FBO 103-31744-16
      Irwin Luftig & Elaine Luftig
      6119 Bear Creek Ct.
      Lake Worth, FL 33467-6812                                        17.84%

      U.S. Clearing Corp.
      FBO 148-28677-18
      Linda M Berke & Michael E. Berke JT TEN
      30941-Westwood Road
      Farmington Hills, MI 48331-1466                                  16.53%

      U.S. Clearing Corp.
      FBO 147-9019-15
      Walter W. Quan
      2617 Skyline Drive
      Lorain, OH 44053-2243                                            16.12%

      U.S. Clearing Corp.
      FBO 013-90166-12
      Florence G. St. Onge
      34 Cedar Lane
      Warren, RI 02885-2236                                            6.17%

      U.S. Clearing Corp.
      FBO 108-00116-10
      Michael Kennedy & Carleen Kennedy JT WROS
      12 Walton Avenue
      Locust Valley, NY 14638-0001                                     5.93%

ASSET ALLOCATION FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         80.24%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         6.72%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 155-98529-16
      Frederick B. Galt
      616 Vanderlyn Lane
      Slingerlands, NY 12159-9543                                      10.95%

      U.S. Clearing Corp.
      FBO 175-97327-10
      Margaret Ann Gillenwater
      2525 E. Prince Road #23
      Tucson, AZ 85716-1146                                            20.44%

      U.S. Clearing Corp.
      FBO 194-97099-17
      James K. Winter
      2523 Greenridge Drive
      Belden, MS 08826-9530                                            31.48%

      U.S. Clearing Corp.
      FBO 108-98907-17
      Linda Lecessi-Karp
      141 Norwood Avenue
      Malverne, NY 11565-1422                                          7.87%

      U.S. Clearing Corp.
      FBO 170-02634-19
      Albert Roselli & Arlene Roselli JTTEN
      57 Deerpath Lane
      Westfield, MA 01085-1133                                         6.29%

      U.S. Clearing Corp.
      FBO 170-02647-14
      Frederick J. Roselli &
      Carol A. Roselli JTTEN
      585 North Westfield Street
      Feeding Hills, MA 01030-1217                                     11.78%

      U.S. Clearing Corp.
      FBO 145-9071-19
      Nicole A Zielske
      63C Waterside Drive
      Wildwood, ND 63040-2208                                          6.95%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 138-97818-14
      Carol Y. Foster
      524 Marie Avenue
      Blountstown, FL 32424-1218                                       12.10%

      U.S. Clearing Corp.
      FBO 102-92974-11
      Ann E. Herzog
      74 Tacoma Street
      Staten Island, NY 10304-4222                                     11.81%

      U.S. Clearing Corp.
      FBO 166-98559-16
      Ann P. Sargent
      422 Los Encinos Avenue
      San Jose, CA 95134-1336                                          7.87%

      U.S. Clearing Corp.
      FBO 166-97970-19
      Alicia E. Schober
      10139 Ridgeway Drive
      Cupertino, CA 95014-2658                                         7.64%

      U.S. Clearing Corp.
      FBO 181-01324-13
      Paul R. Thornton & Karin Z. Thornton JT TEN
      1207 Oak Glen Lane
      Sugar Land, TX 77479-6175                                        7.01%

      U.S. Clearing Corp.
      FBO 013-00189-14
      David Paquin & Susan Paquin JT TEN
      Attn: Paul D. Nunes VP
      110 Westminister St. RI/MO/FO2G
      Providence, RI 02903-2318                                        5.83%

SMALL COMPANY EQUITY FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638                                              56.90%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638                                              26.66%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638                                              11.07%

SMALL CAP VALUE FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         35.12%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         39.40%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         21.61%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 104-32732-16
      Hilda Brandt
      Roland Park Place
      830 W. 40th Street, Apt. 359
      Baltimore, MD 21211-2176                                         38.46%

      U.S. Clearing Corp.
      FBO 103-97564-14
      Thomas X McKenna
      170 Turtle Creek Drive
      Tequesta, FL 33469-1547                                          14.02%

      U.S. Clearing Corp.
      FBO 103-31296-18
      Edward U. Roddy III
      109 Angler Avenue
      Palm Beach, FL 33480-3101                                        11.84%

      U.S. Clearing Corp.
      FBO 155-03619-25
      Frederick W. Geissinger
      601 NW 2nd Street
      Evansville, IN 47708-1013                                        24.06%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 111-98315-17
      Thomas J. Bernfeld
      185 West End Avenue, Apt. 21D
      New York, NY 10023-5548                                          13.74%

      U.S. Clearing Corp.
      FBO 233-97395-15
      Rufus O. Eddins Jr.
      360 Dominion Circle
      Knoxville, TN 37922-2750                                         7.25%

      U.S. Clearing Corp.
      FBO 138-30212-17
      Virginia Godenrath T.O.D.
      Robert Godenrath
      5925 Shore Boulevard South #104
      Gulfport, FL 33707-5904                                          6.36%

      U.S. Clearing Corp.
      FBO 108-98907-17
      Linda Lecessi-Karp
      141 Norwood Avenue
      Malverne, NY 11565-1422                                           5.55%

      U.S. Clearing Corp.
      FBO 221-97250-13
      Michael A. Veschi
      106 Exmoor Court
      Leeseburg, VA 20176-2049                                         6.96%

      U.S. Clearing Corp.
      FBO 107-30623-23
      Andrejs Zvejnieks
      2337 Christopher Walk
      Atlanta, GA 30327-110                                            9.31%

      U.S. Clearing Corp.
      FBO 134-955935-15
      Reenee L. Hayne
      285 Redwood Road
      Manchester, CT 06040-6333                                        10.19%

      Donaldson Lufkin Jenrette
      Secutities Corporation Inc.
      P.O. Box 2052
      Jersey City, NJ 07303-9998                                       5.55%

STRATEGIC EQUITY FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         87.17%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         10.49%

PAN ASIA FUND

      TRUST SHARES
      FIM Funding, Inc.
      Attn: Richard Joseph
      150 Federal Street 4th Floor
      Boston, MA 02109                                                 98.42%

      RETAIL A SHARES
      John J. Mancini
      Anthony Mancini JTTEN
      114 Alpine Road
      Portland, ME 04103-2804                                          8.95%

      Fleet Bank, N.A.
      Cust For The IRA Plan FBO
      Susan A Bird
      30 Lafayette Avenue
      Somerset, NJ 08873-2556                                          5.51%

      Adelaide Donohue & Matthew Donohue JT WROS
      42 Oceanview Drive
      Southhampton, NY 11968-4216                                      26.75%

      Fleet Bank, N.A.
      Cust of the IRA Plan
      FBO Michael Kmaenitsky
      165 North Street
      Wallingford, CT 06492                                            23.51%

      RETAIL B SHARES
      FIM Funding, Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02109                                                 11.91%

      US Clearing Corp.
      FBO 245-01434-13
      Anthony M. Savoy
      103 Oak Street
      Indian Orchard, MA 02452                                         12.51%

      U.S. Clearing Corp
      FBO 245-01434-13
      Daniel Coletti
      465 Lexington Street
      Waltham, MA 02452                                                28.52%

      U.S. Clearing Corp.
      FBO 108-04359-18
      Raheem Horton
      115 W. Fulton Avenue
      Roosevelt, NY 11575-2026                                         11.24%

      U.S. Clearing Corp.
      FBO 134-08957-11
      26 Broadway
      New York, NY 10004-1798                                          34.18%

      PRIME A SHARES
      FIM Funding Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02109                                                 99.61%

      PRIME B SHARES
      FIM Funding, Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02109                                                 99.61%

LARGE CAP VALUE FUND

      TRUST SHARES
      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 2800
      Rochester, NY 14692-8900                                         48.13%

      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900                                         47.41%

LARGE CAP GROWTH FUND

      TRUST SHARES
      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900                                         20.73%

      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900                                         76.13%

      RETAIL A
      U.S. Clearing Corp.
      FBO 236-91311-11
      26 Broadway
      New York, NY 10004-1703                                          8.18%

INTERMEDIATE GOVERNMENT INCOME FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         58.35%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         25.02%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         14.69%

      RETAIL B SHARES
      U.S. Clearing Corp.
      FBO 209-90200-14
      Joel S. Corriveau
      28 Louise Avenue
      Metheun, MA 01844-3537                                           5.54%

HIGH QUALITY BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         32.06%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         19.28%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit- NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         46.59%

      PRIME A SHARES
      U.S. Clearing Corp.
      FBO 103-30971-12
      Doris G. Schack
      FBO- Doris G. Schack Living Trust
      9161 East Evans
      Scottsdale, AZ 85260-7575                                        18.83%

      U.S. Clearing Corp.
      FBO 132-90090-11
      Virginia Holmes
      303 Bella Vista Drive
      Ithaca, NY 14850-5774                                            54.91%

      U.S. Clearing Corp.
      FBO 013-02964-11
      Jane L. Grayhurst
      770 Boylston St., Apt. 10G
      Boston, MA 02199-7709                                            9.06%

      U.S. Clearing Corp.
      FBO 132-47141-10
      Virginia Holmes
      207 Adams Street
      Ithaca, NY 14850-5774                                            17.05%

      PRIME B SHARES
      U.S. Clearing Corp.
      FBO 119-97697-10
      Ira Zornberg
      4219 Nautilus Avenue
      Brooklyn, NY 11224-1019                                          12.78%

      U.S. Clearing Corp.
      FBO 147-24459-13
      Jay Robert Klein
      26800 Amhearst Circle #209
      Cleveland, OH 44122-7572                                         11.71%

      U.S. Clearing Corp.
      FBO 230-02116-18
      Marjorie Dion
      301 Raimond Street
      Yaphank, NY 11980-9725                                           13.76%

      U.S. Clearing Corp.
      FBO 157-98031-13
      Patricia Fusco
      112 E. Chapel Avenue
      Cherry Hill, NJ 08034-1204                                       8.15%

      U.S. Clearing Corp.
      FBO 119-11589-12
      Hilja Schein
      264 East 211 Street, Apt. 2D
      Bronx, NY 10467-1528                                             6.84%

      U.S. Clearing Corp.
      FBO 131-07457-14
      Petrella Fam Rev Trust
      John Petrella Trustee
      39 Cydot Drive
      North Kingstown, RI 02852-5611                                   11.14%

      U.S. Clearing Corp.
      FBO 131-07459-12
      Petrella Fam Rev Trust
      John Petrella Trustee
      39 Cydot Drive
      North Kingstown, RI 02852-5611                                   11.14%

      U.S. Clearing Corp.
      FBO 238-97175-19
      26 Broadway
      New York, NY 1004-1798                                           6.04%

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-001                                          17.46%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         41.11%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         36.96%

      RETAIL B SHARES
      Chelsea Police Relief Association
      John R. Phillips Treas. &
      Michael McCona Clerk
      180 Crescent Avenue
      Chelsea, MA 02150-3017                                           9.40%

      U.S. Clearing Corp.
      FBO 236-92074-16
      Willie M. Moye Sr.
      268 Mount Prospect Avenue
      Newark, NJ 07104-2008                                            6.16%

TAX-EXEMPT BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         35.49%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         26.99%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         37.21%

      RETAIL B SHARES
      Sylvia Fendler
      72 Brinkerhoff Avenue
      Stamford, CT 06905                                               12.99%

      U.S. Clearing Corp.
      FBO 150-02444-11
      Francis Stady
      3176 Main Street
      P.O. Box 433
      Yorkshire, NY 14173-0433                                         6.47%

      U.S. Clearing Corp.
      FBO 978-02869-11
      Carol Guy
      Ali E. Guy
      14 Thomas Street
      Scarsdale, NY 10583-1031                                         5.79%

      U.S. Clearing Corp.
      FBO 245-07280-15
      Alan Landman
      Box 2339
      Providence, RI 02906-0339                                        5.14%

INTERMEDIATE TAX-EXEMPT BOND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         10.03%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         86.82%

      RETAIL A SHARES
      Richard F. Messing
      3310 South Ocean Boulevard
      Apt. 532
      Highland Beach, FL 33487                                         6.91%

      Charles Schwab & Co. Inc.
      Attn: Mutual Funds
      101 Montgomery Street
      San Francisco, CA 94094-4122                                     30.76%

      RETAIL B SHARES
      FIM Funding, Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02109                                                 36.53%

      Fleet Bank NA
      Cust of the IRA
      FBO Michael R. Gaulin
      78 St. Joseph St. Unit 7
      Woonsocket, RI 02895                                             32.94%

      U.S. Clearing Corp.
      FBO 597-06940-13
      Cenelia Perez
      201 Central Avenue
      Englewood, NJ 08631-2214                                         30.53%

CONNECTICUT MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         73.86%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         25.24%

      RETAIL A SHARES
      U.S. Clearing Corp.
      FBO 245-05810-18
      Jean N. Konstantino & Theodore P. Konstantino
      49 Shore Road
      Clinton, CT 06413-2363                                           5.48%

      U.S. Clearing Corp.
      FBO 134-08973-29
      Marquis Restitution Fund
      Charles D. Gerstein Trustee
      216 Main Street
      Hartford, NY 06106-1817                                          6.89%

      RETAIL B SHARES
      U.S. Clearing Corp.
      FBO 245-06995-13
      Hans Hoffmann & Janice Hoffman
      36 Leeway
      Madison, CT 06443-2823                                           6.97%

      U.S. Clearing Corp.
      FBO 113-05954-14
      Darlene Kirychuk-Francis
      425 North Main Street
      Wallingford, CT 06492-3210                                       6.78%

      U.S. Clearing Corp.
      FBO 142-04560-12
      Zivko Blude
      60 Colonial Drive
      Stratford, CT 06614-2226                                         13.55%

      U.S. Clearing Corp.
      FBO 142-04599-17
      Anthony Fiorello & L. Ruth Fiorello
      20 Red Fox Road
      Stratford, CT 06614-2239                                         15.75%

      U.S. Clearing Corp.
      FBO 142-04600-14
      Richard L. Hassey
      261 Pomperaug Woods
      Southbury, CT 06483-3501                                         44.07%

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638                                              75.38%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638                                              15.72%

      SEI Trust Company
      c/o Webster TR CO
      Attn:  Mutual Fund Administrator
      One Freedon Valley Dr
      Oaks, PA  19456                                                  6.39%

      RETAIL A SHARES
      Charles Schwab & Co.
      Attn: Mutual Funds
      101 Montgomery Street
      San Francisco, CA 94104-4122                                     22.63%

      Kelly F. Shackelford
      P.O. Box 672
      New Canaan, CT 06840-0672                                        6.00%

      RETAIL B SHARES
      U.S. Clearing Corp.
      FBO 221-08330-14
      Cara Pressman
      59 Tilia Court
      Hamilton, NJ 08690-3344                                          95.45%

FLORIDA MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        79.84%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        19.23%

MASSACHUSETTS MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        57.91%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        40.57%

      RETAIL B SHARES

      U.S. Clearing Corp.
      FBO 245-09436-14
      Thomas M Apone
      64 Jacqueline Road #4
      Waltham, MA 02452-4973                                           90.81%

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        77.39%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY  14638-0001                                        22.23%

      RETAIL B SHARES

      U.S. Clearing Corp.
      FBO 210-00232-013
      Kathleen McLaughlin
      370 Charles River Road
      Watertown, MA 02472-2738                                         14.84%

      Patricia A. Lebreton
      Barbara L. Yeskevicz JTTEN
      5 Dixifield Road
      Worcester, MA  01606                                             7.36%

      U.S. Clearing Corp
      FBO 136-35267-14
      Margaret A. Geraghty
      253 Needham Street
      Dedham, MA  02026-7018                                           28.68%

      U.S. Clearing Corp.
      FBO 222-00665-14
      Michael Ashmore & Ann N. Evans-Ashmore JT/TEN
      345 Sargent Road
      Boxborough, MA 01719-1203                                        10.77%

CORPORATE BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         30.28%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         37.91%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         25.72%

RHODE ISLAND MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-001                                          78.11%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         21.16%

      RETAIL A SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         32.54%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         16.81%

      James R. McCulloch
      c/o Microfibre
      P.O. Box 1208
      Pawtucket, RI 02862-1208                                         5.31%

      RETAIL B SHARES
      U.S. Clearing Corp.
      FBO 247-00404-17
      Phyllis J. Silverstein
      28 Kennedy Blvd.
      Lincoln, RI 02865-3602                                           42.33%

      U.S. Clearing Corp.
      FBO 247-00732-10
      Jose A Severino
      22 Set-N-Sun Drive
      Hope, RI 02831-1830                                              11.88%

      U.S. Clearing Corp.
      FBO 131-08123-16
      Anastasia Tsonos
      12 Nevada Avenue
      Rumford, RI 02916-2407                                           11.86%

      U.S. Clearing Corp.
      FBO 247-00882-18
      Lillian M. Crepeau
      16 Wagon Road
      Cumberland, RI 02864                                             29.71%

NEW YORK MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         64.81%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         30.54%

      RETAIL A SHARES
      FISERV Securities Inc.
      FAO 13874927
      Attn: Mutual Funds
      One Commerce Square
      2005 Market Street Suite 1200
      Philadelphia, PA 19103                                           14.11%

      RETAIL B SHARES
      U.S. Clearing Corp.
      FBO 978-00592-19
      Michelina Pezzulo
      Joseph Pezzulo
      249 Crecent Place
      Yonkers, NY 10704-1628                                           36.78%

      U.S. Clearing Corp.
      FBO 245-01932-10
      Robert A. Miller
      130 Greenwood Street
      Canisted, NY 14823-1234                                          48.77%

      U.S. Clearing Corp.
      FBO 102-17170-10
      Arthur L. Murray
      1818 Fullon Street, Apt. #2
      Brooklyn, NY 11233-3030                                          5.39%

NEW YORK MUNICIPAL BOND FUND

      TRUST SHARES
      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         32.70%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         55.69%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         9.40%

      RETAIL A SHARES

      U.S. Clearing Corp.
      FBO 979-10688-11
      John J. Delucca
      314 Ardmore Road
      Ho Ho Kus, NJ 07423-1110                                         14.48%

      U.S. Clearing Corp.
      FBO 979-14430-14
      John R. Wright & Maria N. Wright JTTEN
      706 Princeton Kingston Road
      Princeton, NJ 08540-4124                                         9.04%

      RETAIL B SHARES
      FIM Funding, Inc.
      Attn: Glen Martin
      150 Federal Street, 4th Floor
      Boston, MA 02110                                                 14.49%

      U.S. Clearing Corp.
      FBO 597-09005-19
      Chaia-Lin Sung Lee & Diana S. Lee JT/TEN
      P.O. Box 291
      Tenafly, NJ 07670-0291                                           36.18%

      U.S. Clearing Corp.
      FBO 597-09212-18
      Antoun Khouri
      T.O.D. Marie Shaleesh
      358 Mountain Road
      Englewood, NJ  07631-3727                                        49.33%

PENNSYLVANIA MUNICIPAL BOND FUND

      TRUST SHARES
      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900                                         49.33%

      Fleet National Bank
      Attn: Daniel Berg
      P.O. Box 92800
      Rochester, NY 14692-8900                                         39.29%

      Northeast Pennsylvania Trust Co.
      William C. Kringe
      Rhoda Lescowitch & Joanne Yachera Auth Officers
      31 W. Broad Street
      Hazelton, PA 18201-6407                                          6.82%

PRIME RESERVES FUND

      U.S. Clearing Corp.
      26 Broadway
      New York, NY 10004-1703                                          100.00%

GOVERNMENT RESERVES FUND

      U.S. Clearing Corp.
      26 Broadway
      New York, NY 10004-1703                                          100.00%

TAX-EXEMPT RESERVES FUND

      U.S. Clearing Corp.
      26 Broadway
      New York, NY 10004-1703                                          100.00%

LARGE COMPANY INDEX FUND

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         34.17%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         6.56%

U.S. TREASURY INDEX FUND

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         14.43%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         11.34%

      U.S. Clearing Corp.
      FBO 097-00100-13
      26 Broadway
      New York, NY 10004-1703                                          9.33%

MUNICIPAL INDEX FUND

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         10.69%

      Gales & Co.
      Fleet Investment Services
      Mutual Funds Unit - NY/RO/TO4A
      159 East Main Street
      Rochester, NY 14638-0001                                         31.60%

         As of November 13, 2001, the name, address and percentage ownership of the entities or persons that held beneficially more than 5% of the outstanding Trust Shares of each of Galaxy's investment portfolios were as follows:

REGISTRANTS NAME                                                   PERCENT OWNERSHIP
MONEY MARKET FUND

      Stable Asset Fund
      c/o Norstar Trust Company
      Gales & Co.
      159 East Main Street
      Rochester, NY 14638                                          6.71%

U.S. TREASURY MONEY MARKET FUND

      Loring Walcott Client Sweep Acct
      c/o Norstar Trust Co.
      159 East Main Street
      Rochester, NY 14638                                          16.27%

EQUITY VALUE FUND

      Leviton MFG CO Ret Sav Plan
      c/o Norstar Trust Co.
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          6.56%

EQUITY GROWTH FUND

      Fleet Savings Plus-Equity Growth
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          22.87%

      Nusco Retiree Health VEBA Trust
      c/o Norstar Trust Co.
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          7.29%

INTERNATIONAL EQUITY FUND

      Fleet Savings Plus-Intl Equity
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          8.96%

      FBF Pension Plan
      c/o Norstar Trust Co
      Gales & Co.
      159 East Main Street
      Rochester, NY 14638                                          8.02%

STRATEGIC EQUITY FUND

      FFG Retirement & Pension VDG
      c/o Fleet Financial Group
      159 East Main Street
      Rochester, NY 14638                                          81.71%

HIGH QUALITY BOND FUND

      Fleet Savings Plus Plan -HQ Bond
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          10.37%

SHORT TERM BOND FUND

      L&CP Corp Pension Plan-Troy HRL
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.78%

      L&CP Corp Pension Plan-Newton
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.53%

ASSET ALLOCATION FUND

      Fleet Savings Plus-Asset Allocation
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          30.02%

SMALL COMPANY EQUITY FUND

      Fleet Savings Plus-Small Company
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          38.23%

TAX-EXEMPT BOND FUND

      Nusco Retiree Health VEBA Trust
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          33.71%

CONNECTICUT MUNICIPAL BOND FUND

      Nicholas & Susan Trivisonno DIM
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          8.31%

MASSACHUSETTS MUNICIPAL BOND FUND

      Jeffrey or Gail Press IMA
      c/o  Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.32%

GROWTH & INCOME FUND

     Fleet Savings Plus-Grth Income
     C/o Norstar Trust Co
     Gales & Co
     159 East Main Street
     Rochester, NY 14638                                           44.09%

SMALL CAP VALUE FUND

      FBF Penison Plan - Misc Assets
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          12.49%

      CVS Inc. 401(K) P/S SCV
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          11.60%

      CVS Inc 401(K) P/S Pln Aggressive
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.57%

INSTITUTIONAL GOVERNMENT FUND

      Aeroflex Inc. CapFoc
      C/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          6.75%

      Transwitch Cap Focas Acct
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.33%

RHODE ISLAND MUNICIPAL BOND FUND

      CP Pritchard TR GST Non-Exempt
      c/o Norstar Trust Co
      159 East Main Street
      Rochester, NY 14638                                          12.98%

INSTITUTIONAL TREASURY FUND

      Transwitch Cap Focas Acct B
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.13%

INSTITUTIONAL MONEY MARKET FUND

      SSC Investments
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          7.09%

      NJ Gauarantee
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          6.03%

FLORIDA MUNICIPAL BOND FUND

      Michael C Kent Trust Agency
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          11.97%

      C Pritchard TR B SH LP Hess
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.82%

      William M Wood Trust
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.56%

      Charles G Bancroft TR U/Will
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.12%

MUNICIPAL BOND FUND

      Willaim Henry Donner TR
      c/o Norstar Trust Co
      Gales &Co
      159 East Main Street
      Rochester, NY 14638                                          5.66%

LARGE COMPANY INDEX FUND

      Fleet Savings Plus
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          15.60%

U.S. TREASURY INDEX FUND

      Diocese of Albany Dep & Ln Fund
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.83%

LARGE CAP VALUE FUND

      Summit SIP A
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          26.36%

PENNSYLVANIA MUNICIPAL BOND FUND

      Morse, Eliz Stark
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          6.67%

      Reidler John
      c/o Norstar Trust Co
      Gales & Co
      159 East Main Street
      Rochester, NY 14638                                          5.53%



                              FINANCIAL STATEMENTS


         Galaxy's Annual Report to Shareholders with respect to the Funds for the fiscal year ended July 31, 2001 has been filed with the SEC. The financial statements in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements and financial highlights included in the Annual Report for the Funds for the fiscal year ended July 31, 2001 have been audited by Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertanties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.



         "C" - Obligations are currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.



         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.



         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.



         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:



         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS



         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:



         "AAA" - An obligation rated "AAA" is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.




         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



         Obligors rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.




         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment.



         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.



         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.




         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.




         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:



         "Aaa" - Bonds and preferred stock are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.




         "Aa" - Bonds and preferred stock are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.




         "A" - Bonds and preferred stock possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.




         "Baa" - Bonds and preferred stock are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.




         "Ba" - Bonds and preferred stock are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.




         "B" - Bonds and preferred stock generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.




         "Caa " - Bonds and preferred stock are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.




         "Ca" - Bonds and preferred stock represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds and preferred stock are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.





The following summarizes long-term ratings used by Fitch:



         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.




         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.



         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.



         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.




         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.



         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.






MUNICIPAL NOTE RATINGS



         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.


         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:



         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.




         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.





         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.



Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings

                                 THE GALAXY FUND

                                    FORM N-1A


PART C.  OTHER INFORMATION

Item 23.  Exhibits

         (a)      (1)      Declaration of Trust dated March 31, 1986.(4)

                  (2) Amendment No. 1 to the Declaration of Trust dated as of April 26, 1988.(4)

                  (3) Certificate of Classification of Shares pertaining to Class A shares and Class B shares.(4)

                  (4) Certificate of Classification of Shares pertaining to Class C shares; Class D shares; and Class E shares.(4)

                  (5) Certificate of Classification of Shares pertaining to Class C - Special Series 1 shares and Class D - Special Series 1 shares.(4)

                  (6) Certificate of Classification of Shares pertaining to Class F shares; Class G - Series 1 shares; Class G - Series 2 shares; Class H - Series 1 shares; Class H - Series 2 shares; Class I - Series 1 shares; Class I - Series 2 shares; Class J - Series 1 shares; and Class J - Series 2 shares.(4)

                  (7) Certificate of Classification of Shares pertaining to Class K - Series 1 shares; Class K - Series 2 shares; Class L - Series 1 shares; Class L - Series 2 shares; Class M - Series 1 shares; Class M - Series 2 shares; Class N - Series 1 shares; Class N - Series 2 shares; Class O - Series 1 shares; and Class O - Series 2 shares.(4)

                  (8) Certificate of Classification of Shares pertaining to Class P - Series 1 shares; Class P - Series 2 shares; Class Q - Series 1 shares; Class Q - Series 2 shares; Class R - Series 1 shares; Class R - Series 2 shares; and Class S shares.(4)

                  (9) Certificate of Classification of Shares pertaining to Class T - Series 1 shares and Class T - Series 2 shares.(4)

                  (10) Certificate of Classification of Shares pertaining to Class U - Series 1 shares and Class U - Series 2 shares; Class V shares; Class W shares; and Class X - Series 1 shares and Class X - Series 2 shares.(7)

                  (11) Certificate of Classification of Shares pertaining to Class C - Special Series 2 shares; Class H - Series 3 shares; Class J - Series 3 shares; Class K - Series 3 shares; Class L - Series 3 shares; Class M - Series 3 shares; Class N - Series 3 shares; and Class U - Series 3 shares.(7)

                  (l2) Certificate of Classification of Shares pertaining to Class A - Special Series 2 shares.(7)

                  (13) Certificate of Classification of Shares pertaining to Class Y - Series 1 shares and Class Y - Series 2 shares; Class Z - Series 1 shares, Class Z - Series 2 shares and Class Z - Series 3 shares; and Class AA - Series 1 shares, Class AA - Series 2 shares and Class AA - Series 3 shares.(7)

                  (14) Certificate of Classification of Shares pertaining to Class BB shares; Class CC shares; and Class DD shares.(7)

                  (15) Certificate of Classification of Shares pertaining to Class D - Special Series 2 shares; Class G - Series 3 shares; Class I - Series 3 shares; and Class X - Series 3 shares.(7)

                  (16) Certificate of Classification of Shares pertaining to Class C - Special Series 3 shares; Class C - Special Series 4 shares; Class D - Special Series 3 shares; Class D - Special Series 4 shares; Class G - Series 4 shares; Class G - Series 5 shares; Class H - Series 4 shares; Class H - Series 5 shares; Class I - Series 4 shares; Class I - Series 5 shares; Class J - Series 4 shares; Class J - Series 5 shares; Class K - Series 4 shares; Class K - Series 5 shares; Class L - Series 4 shares; Class L - Series 5 shares; Class M - Series 4 shares; Class M - Series 5 shares; Class N - Series 4 shares; Class N - Series 5 shares; Class U - Series 4 shares; Class U - Series 5 shares; Class X - Series 4 shares; Class X - Series 5 shares; Class AA - Series 4 shares; and Class AA - Series 5 shares.(7)

                  (17) Certificate of Classification of Shares pertaining to Class EE - Series 1 shares and Class EE - Series 2 shares; Class V - Special Series 1 shares; and Class W - Special Series 1 shares.(10)

                  (18) Certificate of Classification of Shares pertaining to Class A - Special Series 3 shares; Class F - Special Series 2 shares; Class E - Special Series 2 shares; Class L - Series 6 shares; Class D - Special Series 5 shares; Class J - Series 6 shares; Class R - Series 3 shares; Class N - Series 6 shares; Class U - Series 6 shares; Class H - Series 6 shares; and Class G - Series 6 shares. (11)

                  (19) Certificate of Classification of Shares pertaining to Class FF shares; Class GG shares; Class HH - Series 1 shares and Class HH - Series 2 shares; Class II shares; Class JJ - Series 1 shares, Class JJ - Series 2 shares and Class JJ - Series 3 shares; Class KK - Series 1 shares, Class KK - Series 2 shares and Class KK - Series 3 shares; Class LL - Series 1 shares, Class LL - Series 2 shares and Class LL - Series 3 shares; and Class MM - Series 1 shares, Class MM - Series 2 shares and Class MM - Series 3 shares.(12)

                  (20) Certificate of Classification of Shares pertaining to Class MM - Series 4 shares.(14)

                  (21) Certificate of Classification of Shares pertaining to Class NN-Series 1 shares, Class NN-Series 2 shares, and Class NN-Series 3 shares.(14)

                  (22) Certificate of Classification of Shares pertaining to Class NN-Series 4 shares and Class NN- Series 5 shares.(15)

                  (23) Certificate of Classification of Shares pertaining to Class OO - Series 1 shares, Class OO - Series 2 shares, Class OO - Series 3 shares, Class OO - Series 4 shares and Class OO - Series 5 shares; Class PP - Series 1 shares, Class PP - Series 2 shares, Class PP
                           - Series 3 shares, Class PP - Series 4 shares and Class PP - Series 5 shares; Class QQ - Series 1 shares, Class QQ - Series 2 shares, Class QQ - Series 3 shares, Class QQ - Series 4 shares and Class QQ - Series 5 shares; Class P- Series 3 shares; Class KK - Series 4 shares; Class Q - Series 3 shares; Class LL
                           - Series 4 shares; Class O - Series 3 shares; Class R
                           - Series 4 shares; and Class JJ - Series 4
                           shares.(17)

                  (24) Certificate of Classification of Shares pertaining to Class Y - Series 3 shares; Class FF - Special Series 1 and Class FF - Special Series 2 shares; Class GG -Special Series 1 shares and Class GG-Special Series 2 shares.(20)

                  (25) Certificate of Classification of Shares pertaining to Class RR-Series 1 shares, Class RR - Series 2 shares and Class RR - Series 3 shares; Class SS- Series 1 shares, Class SS - Series 2 shares and Class SS - Series 3 shares; and Class TT - Series 1 shares, Class TT - Series 2 shares and Class TT - Series 3 shares.(22)

         (b)      (1)      Code of Regulations.(4)

                  (2) Amendment to the Code of Regulations adopted on December 14, 2000.(21)

                  (3) Amendment to the Code of Regulations adopted on March 1, 2001. (21)

         (c) Article V, Section 5.1, and Article VIII, Section 8.1, of Registrant's Declaration of Trust incorporated herein by reference as Exhibit (a)(1), and Amendment No. 1 to Registrant's Declaration of Trust incorporated herein by reference as Exhibit
                           (a)(2).

         (d)      (1)      Advisory Agreement between the Registrant and Fleet
                           Investment Advisors Inc. with respect to the Money
                           Market, Government, U.S. Treasury, Tax-Exempt,
                           Institutional Government Money Market (formerly
                           Institutional Treasury Money Market), Short-Term
                           Bond, Intermediate Government Income (formerly
                           Intermediate Bond), Corporate Bond, High Quality
                           Bond, Tax-Exempt Bond, New York Municipal Bond,
                           Connecticut Municipal Bond, Massachusetts Municipal
                           Bond, Rhode Island Municipal Bond, Equity Value,
                           Equity Growth, Equity Income, International Equity,
                           Small Company Equity and Asset Allocation Funds dated as of May 19, 1994.(2)

                  (2) Addendum No. 1 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market, Growth and Income and Small Cap Value Funds dated as of December 1, 1995.(1)

                  (3) Addendum No. 2 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund dated as of March 3, 1998.(5)

                  (4) Addendum No. 3 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves dated as of September 18, 1998.(7)

                  (5) Addendum No. 4 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II dated as of June 23, 2000.(17)

                  (6) Addendum No. 5 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pan Asia Fund dated as of September 5, 2000.(17)

                  (7) Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund dated as of August 27, 2001. (23)

                  (8) Form of Addendum No. 7 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the New York Municipal Money Market Fund.(10)

                  (9) Sub-Advisory Agreement between Fleet Investment Advisors Inc. and Oechsle International Advisors, LLC with respect to the International Equity Fund dated as of October 8, 1998.(7)

                  (10) Sub-Advisory Agreement between Fleet Investment Advisors Inc. and UOB Global Capital LLC with respect to the Pan Asia Fund dated as of September 5, 2000.(18)

         (e)      (1)      Distribution Agreement between the Registrant and
                           PFPC Distributors, Inc dated as of January 2,
                           2001.(23)

                  (2) Amendment No. 1 to Distribution Agreement between the Registrant and PFPC Distributors, Inc. dated May 31, 2001.(23)

                  (3) Amendment No. 2 to Distribution Agreement between the Registrant and PFPC Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund dated August 27, 2001.(23)

         (f) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997.(2)

         (g)      (1)      Global Custody Agreement between the Registrant and
                           The Chase Manhattan Bank dated as of November 1,
                           1991.(4)

                  (2) Amendment dated as of December 2, 1998 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(9)

                  (3) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New Jersey Municipal Bond, MidCap Equity and Strategic Equity Funds.(3)

                  (4) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(5)

                  (5) Form of Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the New York Municipal Money Market Fund.(10)

                  (6) Amendment dated as of June 23, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

                  (7) Amendment dated as of September 5, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pan Asia Fund.(17)

                  (8) Amendment dated as of September 7, 2000 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank. (17)

                  (9) Amendment dated as of August 27, 2001 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

                  (10) Amendment dated as of July 2, 2001 to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.(23)

                  (11) Consent to Assignment of Global Custody Agreement between the Registrant, The Chase Manhattan Bank, N.A. and 440 Financial Group of Worcester, Inc. to The Shareholder Services Group, Inc. d/b/a 440 Financial dated March 31, 1995.(10)

         (h)      (1)      Administration Agreement between the Registrant and
                           PFPC Inc. (formerly known as First Data Investor
                           Services Group, Inc.) dated as of June 1, 1997.(3)

                  (2) Amendment No. 1 dated March 3, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

                  (3) Amendment No. 2 dated as of March 5, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

                  (4) Amendment No. 3 dated as of September 18, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(7)

                  (5) Amendment No. 4 dated as of September 10, 1998 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(8)

                  (6) Amendment No. 5 dated as of December 1, 1999 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(11)

                  (7) Amendment No. 6 dated as of June 23, 2000 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

                  (8) Amendment No. 7 dated as of June 26, 2000 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(17)

                  (9) Amendment No. 8 dated as of September 5, 2000 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.(18)

                  (10) Amendment No. 9 dated as of May 31, 2001 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(23)

                  (11) Amendment No. 10 dated as of August 27, 2001 to Administration Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

                  (12) Form of Amendment No. 11 to Administration Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor

                           Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(10)

                  (13) Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) dated as of June 1, 1997.(3)

                  (14) Amendment No. 1 dated as of March 3, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New Jersey Municipal Bond Fund, MidCap Equity Fund and Strategic Equity Fund.(5)

                  (15) Amendment No. 2 dated as of March 5, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(6)

                  (16) Amendment No. 3 dated as of September 18, 1998 to Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves Fund.(7)

                  (17) Amendment No. 4 dated as of September 10, 1998 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(8)

                  (18) Amendment No. 5 dated as of September 9, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(11)

                  (19) Amendment No. 6 dated as of December 2, 1999 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(11)

                  (20) Amendment No. 7 dated as of June 23, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc). with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

                  (21) Amendment No. 8 dated as of June 26, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(17)

                  (22) Amendment No. 9 dated as of September 5, 2000 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pan Asia Fund.(18)

                  (23) Amendment No. 10 dated as of May 31, 2001 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.).(23)

                  (24) Amendment No. 11 dated as of August 27, 2001 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

                  (25) Form of Amendment No. 12 to Transfer Agency and Services Agreement between Registrant and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) with respect to the New York Municipal Money Market Fund.(10)

                  (26) Shareholder Services Plan for Trust Shares and Retail A Shares and Related Forms of Servicing Agreements.(22)

                  (27) Shareholder Services Plan for BKB Shares and Related Forms of Servicing Agreements.(12)

                  (28) Shareholder Services Plan for Class II Shares and Class III Shares and Related Forms of Servicing Agreements.(19)

                  (29) Credit Agreement dated as of December 29, 1999 among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(12)

                  (30) Amendment No. 1, dated as of December 27, 2000, to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(22)

                  (31) Amendment No. 2, dated as of March 27, 2001, to Credit Agreement among the Registrant, The Galaxy VIP Fund, Galaxy Fund II, various banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch.(22)

                  (32) Agreement and Plan of Reorganization dated as of February 4, 2000 between the Registrant and Boston 1784 Funds.(15)

                  (33) Agreement and Plan of Reorganization dated as of March 9, 2001 between the Registrant and The Pillar Funds.(23)

                  (34) Letter Agreement dated August 1, 2001 pertaining to the Agreement and Plan of Reorganization between the Registrant and The Pillar Funds.(23)

         (i)      (1)      Opinion and consent of counsel dated September 28,
                           1999.(9)

                  (2) Opinion and consent of counsel dated December 3, 1999.(10)

                  (3) Opinion and consent of counsel dated February 28, 2000.(13)

                  (4) Opinion and consent of counsel dated May 30, 2000.(15)

                  (5) Opinion and consent of counsel dated May 31, 2000.(16)

                  (6) Opinion and consent of counsel dated February 27, 2001.(20)

                  (7)      Opinion and consent of counsel dated May 11 2001.(22)

         (j)      (1)      Consent of Drinker Biddle & Reath LLP.(23)

                  (2)      Consent of Ernst & Young LLP.(23)

         (k)      None.

         (l)      (1)      Purchase Agreement between the Registrant and
                           Shearson Lehman Brothers Inc. dated July 24, 1986.(4)

                  (2) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. dated October 11, 1990 with respect to the Treasury, Equity Growth, Equity Income, International Equity and High Quality Bond Funds.(4)

                  (3) Purchase Agreement between the Registrant and SMA Equities, Inc. dated December 30, 1991 with respect to the Small Company Equity Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, Asset Allocation Fund, and New York Municipal Bond Fund.(4)

                  (4) Purchase Agreement between the Registrant and Allmerica Investments, Inc. dated February 22, 1993 with respect to the Connecticut Municipal Bond, Massachusetts Municipal Bond, Rhode Island Municipal Bond and Institutional Government Money Market (formerly Institutional Treasury Money Market) Funds.(4)

                  (5) Purchase Agreement between the Registrant and 440 Financial Distributors, Inc. dated May 19, 1994 with respect to the Corporate Bond Fund.(4)

                  (6) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated February 28, 1996 with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market Money, Growth and Income and Small Cap Value Funds.(4)

                  (7) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated March 9, 1998 with respect to the New Jersey Municipal Bond Fund.(5)

                  (8) Form of Purchase Agreement between the Registrant and First Data Distributors, Inc. with respect to the MidCap Equity Fund.(3)

                  (9) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated March 3, 1998 with respect to the Strategic Equity Fund.(5)

                  (10) Purchase Agreement between the Registrant and First Data Distributors, Inc. dated September 18, 1998 with respect to the Prime Reserves, Government Reserves and Tax-Exempt Reserves.(8)

                  (11) Form of Purchase Agreement between the Registrant and Provident Distributors, Inc. with respect to the New York Municipal Money Market Fund.(12)

                  (12) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated June 23, 2000 with respect to the Institutional Money Market Fund, Institutional Treasury Money Market Fund, Florida Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund and Growth Fund II.(17)

                  (13) Purchase Agreement between the Registrant and Provident Distributors, Inc. dated September 5, 2000 with respect to the Pan Asia Fund.(17)

                  (14) Purchase Agreement between the Registrant and PFPC Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.(23)

         (m)      (1)      Distribution and Services Plan for Retail B Shares
                           and Related Form of Servicing Agreement.(22)

                  (2) Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves and Related Form of Servicing Agreement.(5)

                  (3)      Distribution Plan for Prime A Shares.(6)

                  (4) Distribution and Services Plan for Prime B Shares and Related Form of Servicing Agreement.(6)

                  (5) Distribution and Services Plan for Prime Shares of the New York Municipal Money Market Fund, Connecticut Municipal Money Market Fund and Massachusetts Municipal Money Market Fund and Related Form of Servicing Agreement.(10)

                  (6) Distribution Plan for Retail A Shares of the Pan Asia Fund.(14)

                  (7)      Distribution Plan for Retail A Shares.(22)

         (n)               None.

         (o)      (1)      Amended and Restated Plan Pursuant to Rule 18f-3 for
                           Operation of a Multi-Class System.(23)

         (p)      (1)      Code of Ethics - Registrant.(15)

                  (2)      Code of Ethics - Fleet Investment Advisors, Inc.(14)

                  (3)      Code of Ethics - Oechsle International Advisors,
                           LLC.(15)

                  (4)      Code of Ethics - UOB Global Capital LLC.(15)

----------------------------

(1) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-4806 and 811-4636) as filed with the Commission on March 4, 1996.

(2) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1996.

(3) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 15, 1997.

(4) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 27, 1998.

(5) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 30, 1998.

(6) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 11, 1998.

(7) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 30, 1998.

(8) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 26, 1999.

(9) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 28, 1999.

(10) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 3, 1999.

(11) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 1999.

(12) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 23, 2000.

(13) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2000.

(14) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on April 17, 2000.

(15) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 31, 2000.

(16) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on June 1, 2000.

(17) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on September 29, 2000.

(18) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 1, 2000.

(19) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on December 29, 2000.

(20) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on February 28, 2001.

(21) Filed electronically as an Exhibit and incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed with the SEC on April 2, 2001.

(22) Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on May 18, 2001.

(23)     Filed herewith.

Item 24.          Persons Controlled By or Under Common Control with
                  Registrant

                  Registrant is controlled by its Board of Trustees.

Item 25.          Indemnification

         Indemnification of the Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
Section 1.18 of the Distribution Agreement filed herewith as Exhibit (e)(1), in
Section 12 of the Global Custody Agreement incorporated herein by reference as Exhibit (g)(1) and in Article 10 of the Transfer Agency and Services Agreement incorporated herein by reference as Exhibit (h)(13). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust dated March 31, 1986, incorporated herein by reference as Exhibit (a)(1), provides as follows:

         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

                  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  (a)     Business and Other Connections of Investment Adviser

                  Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

         (b)      Business and Other Connections of Sub-Adviser

                  Oechsle International Advisors, LLC ("Oechsle") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

                  The list required by this Item 26 of the officers of Oechsle, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Oechsle pursuant to the Advisers Act (SEC File No. 801-28111).

         (c)      Business and Other Connections of Sub-Adviser

                  UOB Global Capital LLC ("UOB") is an investment adviser registered under the Advisers Act.

                  The list required by this Item 26 of the officers of UOB, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by UOB pursuant to the Advisers Act (SEC File No. 801-56090).

Item 27.  Principal Underwriter

         (a) In addition to The Galaxy Fund, PFPC Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy VIP Fund, Galaxy Fund II, AB Funds Trust, AFBA 5 Star Funds, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc., Deutsche Asset Management VIT Funds, Forward Funds, Inc., GAMNA Series Funds, Inc., Harris Insight Funds Trust, Hillview Investment Trust II, International Dollar Reserve Fund I, Ltd., Kalmar Pooled Investment Trust, LKCM Funds, Matthews International Funds, McM Funds, Metropolitan West Funds, New Covenant Funds, Inc., Pictet Funds, The RBB Fund, Inc., RS Investment Trust, RWB/WPG U.S. Large Stock Fund, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Whitehall Funds Trust, Wilshire Target Funds, Inc., WPG Growth and Income Fund, WPG Tudor Fund, WT Investment Trust, The BlackRock Funds, Inc. and BlackRock Provident Institutional Funds (distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of the Distributor), Northern Funds Trust and Northern Institutional Funds Trust

                  (distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of the Distributor), The Offit Investment Fund, Inc. and The Offit Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of the Distributor), ABN AMRO Funds (distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of the Distributor).

         (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934, as amended (File No. 8-45467).


         (c) The Distributor receives no compensation from the Registrant for distribution of its shares other than payments for distribution assistance pursuant to Registrant's Distribution Plan for Retail A Shares (Large Cap Value, Large Cap Growth and Pennsylvania Municipal Bond Fund only), Distribution Plan for Retail A Shares (Pan Asia Fund only), Distribution and Services Plan for Retail B Shares, Distribution and Services Plan for the Prime Reserves, Government Reserves and Tax-Exempt Reserves, Distribution and Services Plan for Prime Shares (New York Municipal Money Market, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds
                  only), Distribution Plan for Prime A Shares and Distribution and Services Plan for Prime B Shares.

Item 28. Location of Accounts and Records

                  (1) Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02109 (records relating to its functions as investment adviser to all of the Registrant's Funds).

                  (2) Oechsle International Advisors, LLC, One International Place, Boston, Massachusetts 02210 (records relating to its functions as sub-investment adviser to the International Equity Fund).

                  (3) UOB Global Capital LLC, 592 Fifth Avenue, Suite 602, New York, NY 10036 and UOB Plaza 2, 80 Raffles Place, #03-00, Singapore 048624 (records relating to its functions as sub-investment adviser to the Pan Asia
                           Fund).

                  (4) PFPC Distributors Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as distributor).

                  (5) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 53 State Street, Mail Stop BOS 425, Boston, MA 02109 (records relating to its functions as administrator).

                  (6) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (records relating to its functions as transfer agent).

                  (7) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

                  (8) The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as custodian).

Item 29.  Management Services

                  Inapplicable.

Item 30.  Undertakings

                  None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Bonita Springs, Florida, on the 28th day of November, 2001.


                                                 THE GALAXY FUND
                                                 Registrant


                                                  /s/ John T. O'Neill
                                                 ------------------------
                                                 John T. O'Neill
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                               Date
---------                                   -----                               ----
/s/ John T. O'Neill                         Trustee, President                  November 28, 2001
---------------------------                 and Treasurer
John T. O'Neill

*Dwight E. Vicks, Jr.                       Chairman of the Board               November 28, 2001
-----------------------                     of Trustees
Dwight E. Vicks, Jr.

*Donald B. Miller                           Trustee                             November 28, 2001
-------------------------
Donald B. Miller

*Louis DeThomasis                           Trustee                             November 28, 2001
---------------------------
Louis DeThomasis

*Kenneth A. Froot                           Trustee                             November 28, 2001
------------------
Kenneth A. Froot

*James M. Seed                              Trustee                             November 28, 2001
-------------------------
James M. Seed

*By: /s/ John T. O'Neill
    --------------------
    John T. O'Neill
    Attorney-In-Fact

                                 THE GALAXY FUND

                            CERTIFICATE OF SECRETARY

         The following resolutions were duly adopted by the Board of Trustees of Galaxy Funds on December 14, 2000 and remain in effect on the date hereof:

         RESOLVED, that in accordance with the resolutions previously adopted by this Board, the officers of Galaxy be, and each of them hereby is, authorized in the name and on behalf of Galaxy to execute and cause to be filed with the Securities and Exchange Commission one or more Post-Effective Amendments to Galaxy's Registration Statement on Form N-1A in such form as the officer or officers executing the same may, with the advice of counsel to Galaxy, approve as necessary or desirable, such approval to be conclusively evidenced by his, her or their execution thereof;

         FURTHER RESOLVED, that W. Bruce McConnel be, and hereby is, redesignated to act on behalf of Galaxy as its agent for service of process for matters relating to said Registration Statement with the powers enumerated in Rule 478 of the Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, as amended;

         FURTHER RESOLVED, that the officers of Galaxy be, and each of them hereby is, authorized to execute and file all such instruments and documents, make all such payments and do all such other acts as they may deem necessary or desirable and appropriate in order to effect the filing of said Post-Effective Amendments to said Registration Statement and to cause the same to become effective; and

         FURTHER RESOLVED, that the trustees and officers of Galaxy who may be required to execute any amendments to Galaxy's Registration Statement be, and each of them hereby is, authorized to execute a power of attorney appointing John T. O'Neill and W. Bruce McConnel, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Galaxy any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said officers or trustees, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

                                          THE GALAXY FUND

                                          By:    /s/ W. Bruce McConnel
                                                --------------------------
                                                W. Bruce McConnel
                                                Secretary


Dated:  November 28, 2001
        -----------------

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 4, 1996                  /s/ Dwight E. Vicks, Jr.
                                          --------------------------
                                          Dwight E. Vicks, Jr.

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                  /s/ Donald B. Miller
                                          ---------------------
                                          Donald B. Miller

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                  /s/ Brother Louis DeThomasis
                                          ----------------------------
                                          Brother Louis DeThomasis

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 5, 1996                  /s/ James M. Seed
                                          --------------------
                                          James M. Seed

                                 THE GALAXY FUND

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of The Galaxy Fund (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 15, 2000                 /s/ Kenneth A. Froot
                                          -----------------------
                                          Kenneth A. Froot

                                  EXHIBIT INDEX


EXHIBIT           DOCUMENT

(d)(7) Addendum No. 6 to Advisory Agreement between the Registrant and Fleet Investment Advisors Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.

(e)(1)            Distribution Agreement between the Registrant and PFPC
                  Distributors, Inc.

(e)(2) Amendment No. 1 to Distribution Agreement between the Registrant and PFPC Distributors, Inc.

(e)(3) Amendment No. 2 to Distribution Agreement between the Registration and PFPC Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.

(g)(9) Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.

(g)(10) Amendment to Global Custody Agreement between the Registrant and The Chase Manhattan Bank.

(h)(10) Amendment No. 9 to Administration Agreement between Registrant and PFPC Inc.

(h)(11) Amendment No. 10 to Administration Agreement between the Registrant and PFPC Inc. with respect to the Pennsylvania Municipal Bond Fund, Large Cap Value Fund and Large Cap Growth Fund.

(h)(23) Amendment No. 10 to Transfer Agency and Services Agreement between Registrant and PFPC Inc.

(h)(24) Amendment No. 11 to Transfer Agency and Services Agreement between Registrant and PFPC Inc.

(h)(33) Agreement and Plan of Reorganization between The Galaxy Fund and The Pillar Funds.

(h)(34) Letter Agreement in connection to the Agreement and Plan of Reorganization between the Registrant and The Pillar Funds.

(j)(1)            Consent of Drinker Biddle & Reath LLP

(j)(2)            Consent of Ernst & Young LLP

(l)(23)           Purchase Agreement between the Registrant and Provident
                  Distributors, Inc.

(o)(1) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.